                                                                 June 30, 2002

                                                            semi-annual report
ProFunds VP

ProFund VP Bull Plus
ProFund VP UltraMid-Cap
ProFund VP UltraSmall-Cap
ProFund VP UltraOTC
ProFund VP Bear
ProFund VP Money Market

[LOGO] PROFUNDS

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002


            Common Stocks (86.8%)
                                                   Shares    Value
                                                   ------ -----------
           3M Co..................................  2,080 $   255,839
           Abbott Laboratories....................  8,346     314,227
           ACE, Ltd...............................  1,404      44,366
           ADC Telecommunications, Inc.*..........  4,238       9,705
           Adobe Systems, Inc.....................  1,274      36,309
           Advanced Micro Devices, Inc.*..........  1,820      17,690
           AES Corp.*.............................  2,860      15,501
           Aetna, Inc.............................    780      37,417
           AFLAC, Inc.............................  2,782      89,024
           Agere Systems, Inc.*...................    244         342
           Agere Systems, Inc.--Class B*..........  6,002       9,003
           Agilent Technologies, Inc.*............  2,496      59,031
           Air Products & Chemicals, Inc..........  1,222      61,674
           Alberto-Culver Co.--Class B............    312      14,914
           Albertson's, Inc.......................  2,184      66,525
           Alcan, Inc.............................  1,716      64,384
           Alcoa, Inc.............................  4,524     149,971
           Allegheny Energy, Inc..................    676      17,407
           Allegheny Technologies, Inc............    442       6,984
           Allergan, Inc..........................    702      46,859
           Allied Waste Industries, Inc.*.........  1,066      10,234
           Allstate Corp..........................  3,796     140,376
           Alltel Corp............................  1,664      78,208
           Altera Corp.*..........................  2,054      27,934
           Ambac Financial Group, Inc.............    572      38,438
           Amerada Hess Corp......................    468      38,610
           Ameren Corp............................    780      33,548
           American Electric Power, Inc...........  1,820      72,836
           American Express Co....................  7,124     258,743
           American Greetings Corp.--Class A......    338       5,631
           American International Group, Inc...... 13,988     954,400
           American Power Conversion Corp.*.......  1,040      13,135
           American Standard Cos.*................    390      29,289
           AmerisourceBergen Corp.................    572      43,472
           Amgen, Inc.*...........................  5,564     233,019
           AMR Corp.*.............................    832      14,028
           AmSouth Bancorp........................  1,924      43,059
           Anadarko Petroleum Corp................  1,326      65,372
           Analog Devices*........................  1,950      57,915
           Andrew Corp.*..........................    520       7,452
           Anheuser-Busch Cos., Inc...............  4,680     234,000
           AOL-Time Warner, Inc.*................. 23,816     350,333
           AON Corp...............................  1,456      42,923
           Apache Corp............................    780      44,834
           Apollo Group, Inc.--Class A*...........    936      36,897
           Apple Computer, Inc.*..................  1,898      33,633
           Applera Corp.--Applied Biosystems Group  1,144      22,297
           Applied Materials, Inc.*...............  8,762     166,653
           Applied Micro Circuits Corp.*..........  1,612       7,625
           Archer-Daniels-Midland Co..............  3,484      44,560
           Ashland, Inc...........................    364      14,742
           AT&T Corp.............................. 20,332     217,552
           AT&T Wireless Services, Inc.*.......... 14,482      84,720
           Autodesk, Inc..........................    624       8,268
           Automatic Data Processing, Inc.........  3,328     144,934
           AutoZone, Inc.*........................    572      44,216
           Avaya, Inc.*...........................  1,924       9,524
           Avery Dennison Corp....................    598      37,525
           Avon Products, Inc.....................  1,274      66,554

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Baker Hughes, Inc..................  1,794 $    59,722
             Ball Corp..........................    312      12,942
             Bank of America Corp...............  8,242     579,908
             Bank of New York Co., Inc..........  3,900     131,625
             Bank One Corp......................  6,292     242,116
             Bard (C.R.), Inc...................    286      16,182
             Barrick Gold Corp..................  2,886      54,805
             Bausch & Lomb, Inc.................    286       9,681
             Baxter International, Inc..........  3,224     143,307
             BB&T Corp..........................  2,574      99,356
             Bear Stearns Cos., Inc.............    546      33,415
             Becton, Dickinson & Co.............  1,378      47,472
             Bed Bath & Beyond, Inc.*...........  1,560      58,874
             BellSouth Corp..................... 10,036     316,134
             Bemis Co., Inc.....................    286      13,585
             Best Buy Co., Inc.*................  1,716      62,291
             Big Lots, Inc......................    624      12,280
             Biogen, Inc.*......................    806      33,393
             Biomet, Inc........................  1,430      38,782
             BJ Services Co.*...................    832      28,188
             Black & Decker Corp................    442      21,304
             Block H & R, Inc...................    988      45,596
             BMC Software, Inc.*................  1,300      21,580
             Boeing Co..........................  4,498     202,410
             Boise Cascade Corp.................    312      10,773
             Boston Scientific Corp.*...........  2,184      64,035
             Bristol-Myers Squibb Co............ 10,374     266,612
             Broadcom Corp.--Class A*...........  1,430      25,082
             Brown-Forman Corp..................    364      25,116
             Brunswick Corp.....................    494      13,832
             Burlington Northern Santa Fe Corp..  2,054      61,620
             Burlington Resources, Inc..........  1,066      40,508
             Calpine Corp.*.....................  2,002      14,074
             Campbell Soup Co...................  2,184      60,409
             Capital One Financial Corp.........  1,170      71,429
             Cardinal Health, Inc...............  2,418     148,489
             Carnival Corp......................  3,146      87,113
             Caterpillar, Inc...................  1,846      90,362
             Cendant Corp.*.....................  5,590      88,769
             Centex Corp........................    338      19,533
             CenturyTel, Inc....................    754      22,243
             Charter One Financial, Inc.........  1,196      41,118
             ChevronTexaco Corp.................  5,720     506,220
             Chiron Corp.*......................  1,014      35,845
             Chubb Corp.........................    910      64,428
             CIENA Corp.*.......................  1,768       7,408
             CIGNA Corp.........................    754      73,455
             Cincinnati Financial Corp..........    858      39,923
             Cinergy Corp.......................    884      31,815
             Cintas Corp........................    910      44,981
             Circuit City Stores, Inc...........  1,118      20,963
             Cisco Systems, Inc.*............... 39,156     546,226
             Citigroup, Inc..................... 27,534   1,066,942
             Citizens Communications Co.*.......  1,508      12,607
             Citrix Systems, Inc.*..............    962       5,810
             Clear Channel Communications, Inc.*  3,276     104,898
             Clorox Co..........................  1,222      50,530
             CMS Energy Corp....................    728       7,993
             Coca-Cola Co....................... 13,286     744,016

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Coca-Cola Enterprises, Inc.............  2,392 $    52,815
           Colgate-Palmolive Co...................  2,938     147,047
           Comcast Corp.--Special Class A*........  5,070     120,869
           Comerica, Inc..........................    936      57,470
           Computer Associates International, Inc.  3,094      49,164
           Computer Sciences Corp.*...............    910      43,498
           Compuware Corp.*.......................  2,002      12,152
           Comverse Technology, Inc.*.............    988       9,149
           ConAgra Foods, Inc.....................  2,886      79,798
           Concord EFS, Inc.*.....................  2,730      82,282
           Conoco, Inc............................  3,354      93,241
           Conseco, Inc.*.........................  1,846       3,692
           Consolidated Edison, Inc...............  1,144      47,762
           Constellation Energy Group, Inc........    884      25,937
           Convergys Corp.*.......................    936      18,233
           Cooper Industries, Ltd.--Class A.......    494      19,414
           Cooper Tire & Rubber Co................    390       8,015
           Coors (Adolph) Co.--Class B............    182      11,339
           Corning, Inc...........................  5,096      18,091
           Costco Wholesale Corp.*................  2,418      93,383
           Countrywide Credit Industries, Inc.....    650      31,363
           Crane Co...............................    312       7,919
           CSX Corp...............................  1,144      40,097
           Cummins, Inc...........................    234       7,745
           CVS Corp...............................  2,106      64,444
           Dana Corp..............................    806      14,935
           Danaher Corp...........................    806      53,478
           Darden Restaurants, Inc................    936      23,119
           Deere & Co.............................  1,274      61,025
           Dell Computer Corp.*................... 13,884     362,928
           Delphi Automotive Systems Corp.........  2,990      39,469
           Delta Air Lines, Inc...................    650      13,000
           Deluxe Corp............................    338      13,145
           Devon Energy Corp......................    832      41,001
           Dillard's, Inc.--Class A...............    442      11,620
           Dollar General Corp....................  1,768      33,645
           Dominion Resources, Inc................  1,482      98,108
           Donnelley (R.R.) & Sons Co.............    598      16,475
           Dover Corp.............................  1,092      38,220
           Dow Chemical Co........................  4,862     167,156
           Dow Jones & Co., Inc...................    442      21,415
           DTE Energy Co..........................    858      38,301
           Du Pont (E.I.) de Nemours..............  5,304     235,499
           Duke Energy Corp.......................  4,446     138,270
           Dynegy, Inc.--Class A..................  1,924      13,853
           Eastman Chemical Co....................    416      19,510
           Eastman Kodak Co.......................  1,560      45,505
           Eaton Corp.............................    364      26,481
           Ecolab, Inc............................    702      32,453
           Edison International*..................  1,742      29,614
           El Paso Corp...........................  2,860      58,945
           Electronic Data Systems Corp...........  2,574      95,624
           Eli Lilly & Co.........................  6,006     338,738
           EMC Corp.*............................. 11,882      89,709
           Emerson Electric Co....................  2,262     121,040
           Engelhard Corp.........................    702      19,881
           EnPro Industries, Inc.*................    134         704
           Entergy Corp...........................  1,196      50,758
           EOG Resources, Inc.....................    624      24,773

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equifax, Inc...........................    780 $    21,060
           Equity Office Properties Trust.........  2,236      67,303
           Equity Residential Properties Trust....  1,456      41,860
           Exelon Corp............................  1,716      89,747
           Exxon Mobil Corp....................... 36,270   1,484,168
           Family Dollar Stores, Inc..............    936      32,994
           Fannie Mae.............................  5,330     393,087
           Federated Department Stores, Inc.*.....  1,066      42,320
           FedEx Corp.............................  1,586      84,692
           Fifth Third Bancorp....................  3,146     209,681
           First Data Corp........................  4,082     151,850
           First Tennessee National Corp..........    676      25,891
           FirstEnergy Corp.......................  1,586      52,941
           Fiserv, Inc.*..........................  1,014      37,224
           Fleet Boston Financial Corp............  5,590     180,837
           Fluor Corp.............................    442      17,216
           Ford Motor Co..........................  9,698     155,168
           Forest Laboratories, Inc.*.............    962      68,110
           Fortune Brands, Inc....................    806      45,136
           FPL Group, Inc.........................    936      56,151
           Franklin Resources, Inc................  1,404      59,867
           Freddie Mac............................  3,718     227,542
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    780      13,923
           Gannett Co., Inc.......................  1,430     108,537
           Gap, Inc...............................  4,628      65,718
           Gateway, Inc.*.........................  1,742       7,734
           General Dynamics Corp..................  1,092     116,134
           General Electric Co.................... 53,170   1,544,588
           General Mills, Inc.....................  1,950      85,956
           General Motors Corp....................  2,990     159,816
           Genuine Parts Co.......................    936      32,639
           Genzyme Corp.--General Division*.......  1,144      22,011
           Georgia Pacific Corp...................  1,222      30,037
           Gillette Co............................  5,642     191,094
           Golden West Financial Corp.............    832      57,225
           Goodrich Corp..........................    546      14,917
           Goodyear Tire & Rubber Co..............    884      16,540
           Grainger (W.W.), Inc...................    494      24,749
           Great Lakes Chemical Corp..............    260       6,887
           Guidant Corp.*.........................  1,638      49,517
           Halliburton Co.........................  2,340      37,300
           Harley-Davidson, Inc...................  1,612      82,647
           Harrah's Entertainment, Inc.*..........    624      27,674
           Hartford Financial Services Group, Inc.  1,326      78,857
           Hasbro, Inc............................    936      12,692
           HCA, Inc...............................  2,756     130,910
           Health Management Associates, Inc.--
            Class A*..............................  1,300      26,195
           Healthsouth Corp.*.....................  2,106      26,936
           Heinz (H.J.) Co........................  1,872      76,939
           Hercules, Inc.*........................    572       6,635
           Hershey Foods Corp.....................    728      45,500
           Hewlett-Packard Co..................... 16,165     247,001
           Hilton Hotels Corp.....................  1,976      27,466
           Home Depot, Inc........................ 12,610     463,165
           Honeywell International, Inc...........  4,368     153,885
           Household International, Inc...........  2,444     121,467
           Humana, Inc.*..........................    910      14,223

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Huntington Bancshares, Inc..............  1,326 $    25,751
          Illinois Tool Works, Inc................  1,638     111,875
          Imagistics International, Inc.*.........      1          21
          Immunex Corp.*..........................  2,964      66,216
          IMS Health, Inc.........................  1,534      27,535
          Inco, Ltd.*.............................    962      21,780
          Ingersoll-Rand Co.--Class A.............    910      41,551
          Intel Corp.............................. 35,776     653,629
          International Business Machines Corp....  9,152     658,945
          International Flavors & Fragrances, Inc.    494      16,050
          International Game Technology*..........    494      28,010
          International Paper Co..................  2,574     112,175
          Interpublic Group of Cos., Inc..........  2,054      50,857
          Intuit, Inc.*...........................  1,144      56,880
          ITT Industries, Inc.....................    494      34,876
          J.P. Morgan Chase & Co.................. 10,660     361,587
          Jabil Circuit, Inc.*....................  1,066      22,503
          JDS Uniphase Corp.*.....................  7,280      19,438
          Jefferson-Pilot Corp....................    806      37,882
          JM Smucker Co...........................    172       5,864
          John Hancock Financial Services, Inc....  1,586      55,827
          Johnson & Johnson....................... 16,120     842,430
          Johnson Controls, Inc...................    468      38,193
          Jones Apparel Group, Inc.*..............    676      25,350
          KB Home.................................    286      14,732
          Kellogg Co..............................  2,184      78,318
          Kerr-McGee Corp.........................    546      29,238
          KeyCorp.................................  2,288      62,462
          KeySpan Corp............................    754      28,388
          Kimberly-Clark Corp.....................  2,782     172,484
          Kinder Morgan, Inc......................    650      24,713
          King Pharmaceuticals, Inc.*.............  1,326      29,504
          KLA-Tencor Corp.*.......................  1,014      44,606
          Knight Ridder, Inc......................    442      27,824
          Kohls Corp.*............................  1,794     125,724
          Kroger Co.*.............................  4,238      84,336
          Leggett & Platt, Inc....................  1,040      24,336
          Lexmark International Group, Inc.*......    702      38,189
          Limited, Inc............................  2,782      59,257
          Lincoln National Corp...................    988      41,496
          Linear Technology Corp..................  1,690      53,117
          Liz Claiborne, Inc......................    572      18,190
          Lockheed Martin Corp....................  2,418     168,051
          Loews Corp..............................  1,014      53,732
          Louisiana-Pacific Corp..................    572       6,057
          Lowe's Cos., Inc........................  4,160     188,864
          LSI Logic Corp.*........................  1,976      17,290
          Lucent Technologies, Inc................ 18,330      30,428
          Manor Care, Inc.*.......................    546      12,558
          Marathon Oil Corp.......................  1,664      45,128
          Marriott International, Inc.--Class A...  1,300      49,466
          Marsh & McLennan Cos., Inc..............  1,456     140,650
          Marshall & Ilsley Corp..................  1,144      35,384
          Masco Corp..............................  2,600      70,486
          Mattel, Inc.............................  2,340      49,327
          Maxim Integrated Products, Inc.*........  1,716      65,774
          May Department Stores Co................  1,534      50,515
          Maytag Corp.............................    416      17,742
          MBIA, Inc...............................    780      44,093

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MBNA Corp............................  4,550 $   150,469
            McDermott International, Inc.*.......    338       2,738
            McDonald's Corp......................  6,812     193,801
            McGraw-Hill Cos., Inc................  1,040      62,088
            McKesson Corp........................  1,534      50,162
            MeadWestvaco Corp....................  1,075      36,077
            MedImmune, Inc.*.....................  1,326      35,006
            Medtronic, Inc.......................  6,500     278,525
            Mellon Financial Corp................  2,366      74,363
            Merck & Co., Inc..................... 12,116     613,554
            Mercury Interactive Corp.*...........    442      10,148
            Meredith Corp........................    260       9,971
            Merrill Lynch & Co., Inc.............  5,104     206,712
            MetLife, Inc.........................  3,770     108,576
            MGIC Investment Corp.................    572      38,782
            Micron Technology, Inc.*.............  3,224      65,189
            Microsoft Corp.*..................... 28,964   1,584,332
            Millipore Corp.......................    260       8,315
            Mirant Corp.*........................  2,158      15,753
            Molex, Inc...........................  1,040      34,871
            Moody's Corp.........................    832      41,392
            Morgan Stanley Dean Witter & Co......  5,902     254,257
            Motorola, Inc........................ 12,142     175,088
            Mykrolis Corp.*......................    176       2,079
            Nabors Industries, Ltd.*.............    780      27,417
            National City Corp...................  3,250     108,063
            National Semiconductor Corp.*........    962      28,062
            Navistar International Corp..........    312       9,984
            NCR Corp.*...........................    520      17,992
            Network Appliance, Inc.*.............  1,794      22,317
            New York Times Co.--Class A..........    806      41,509
            Newell Rubbermaid, Inc...............  1,430      50,136
            Newmont Mining Corp..................  2,106      55,451
            Nextel Communications, Inc.--Class A*  4,368      14,021
            NICOR, Inc...........................    234      10,706
            Nike, Inc.--Class B..................  1,430      76,719
            NiSource, Inc........................  1,118      24,406
            Noble Corp.*.........................    728      28,101
            Nordstrom, Inc.......................    728      16,489
            Norfolk Southern Corp................  2,080      48,630
            Nortel Networks Corp.*............... 20,540      29,783
            Northern Trust Corp..................  1,196      52,696
            Northrop Grumman Corp................    598      74,750
            Novell, Inc.*........................  1,950       6,260
            Novellus Systems, Inc.*..............    780      26,520
            Nucor Corp...........................    416      27,056
            NVIDIA Corp.*........................    806      13,847
            Occidental Petroleum Corp............  2,002      60,040
            Office Depot, Inc.*..................  1,638      27,518
            Omnicom Group........................    988      45,250
            Oracle Corp.*........................ 29,380     278,229
            PACCAR, Inc..........................    624      27,699
            Pactiv Corp.*........................    858      20,421
            Pall Corp............................    650      13,488
            Palm, Inc.*..........................  3,094       5,445
            Parametric Technology Corp.*.........  1,404       5,025
            Parker Hannifin Corp.................    624      29,821
            Paychex, Inc.........................  2,002      62,643
            Penney (J.C.) Co.....................  1,430      31,489

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Peoples Energy Corp.....................    182 $     6,636
          PeopleSoft, Inc.*.......................  1,664      24,760
          PepsiCo, Inc............................  9,464     456,165
          PerkinElmer, Inc........................    676       7,470
          Pfizer, Inc............................. 33,410   1,169,349
          PG&E Corp.*.............................  2,080      37,211
          Pharmacia Corp..........................  6,916     259,004
          Phelps Dodge Corp.......................    468      19,282
          Philip Morris Cos., Inc................. 11,440     499,699
          Phillips Petroleum Co...................  2,054     120,940
          Pinnacle West Capital Corp..............    442      17,459
          Pitney Bowes, Inc.......................  1,300      51,636
          Placer Dome, Inc........................  1,768      19,819
          Plum Creek Timber Co., Inc..............    988      30,332
          PMC-Sierra, Inc.*.......................    884       8,195
          PNC Financial Services Group............  1,508      78,838
          Power-One, Inc.*........................    416       2,588
          PPG Industries, Inc.....................    910      56,329
          PPL Corp................................    780      25,802
          Praxair, Inc............................    884      50,361
          Procter & Gamble Co.....................  6,942     619,920
          Progress Energy, Inc....................  1,196      62,204
          Progressive Corp........................  1,170      67,685
          Providian Financial Corp................  1,534       9,020
          Public Service Enterprise Group, Inc....  1,092      47,284
          Pulte Homes, Inc........................    338      19,428
          QLogic Corp.*...........................    494      18,821
          Qualcomm, Inc.*.........................  4,108     112,929
          Quintiles Transnational Corp.*..........    624       7,794
          Qwest Communications International, Inc.  8,970      25,116
          RadioShack Corp.........................    936      28,136
          Rational Software Corp.*................  1,040       8,538
          Raytheon Co.............................  2,132      86,879
          Reebok International, Ltd.*.............    312       9,204
          Regions Financial Corp..................  1,222      42,953
          Reliant Energy, Inc.....................  1,612      27,243
          Robert Half International, Inc.*........    936      21,809
          Rockwell Collins, Inc...................    988      27,091
          Rockwell International Corp.............    988      19,740
          Rohm & Haas Co..........................  1,170      47,373
          Rowan Cos., Inc.........................    494      10,596
          Royal Dutch Petroleum Co.--ADR.......... 11,362     627,978
          Ryder System, Inc.......................    338       9,156
          Sabre Holdings Corp.*...................    780      27,924
          SAFECO Corp.............................    676      20,882
          Safeway, Inc.*..........................  2,574      75,135
          Sanmina-SCI Corp.*......................  2,808      17,718
          Sara Lee Corp...........................  4,186      86,399
          SBC Communications, Inc................. 17,862     544,791
          Schering-Plough Corp....................  7,852     193,159
          Schlumberger, Ltd.......................  3,094     143,871
          Schwab (Charles) Corp...................  7,332      82,119
          Scientific-Atlanta, Inc.................    832      13,686
          Sealed Air Corp.*.......................    442      17,799
          Sears, Roebuck & Co.....................  1,690      91,767
          Sempra Energy...........................  1,092      24,166
          Sherwin-Williams Co.....................    806      24,124
          Siebel Systems, Inc.*...................  2,522      35,863
          Sigma-Aldrich Corp......................    390      19,559

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Simon Property Group, Inc................    936 $    34,482
          Skyworks Solutions, Inc.*................    484       2,684
          SLM Corp.................................    832      80,621
          Snap-on, Inc.............................    312       9,263
          Solectron Corp.*.........................  4,394      27,023
          Southern Co..............................  3,770     103,298
          SouthTrust Corp..........................  1,846      48,218
          Southwest Airlines Co....................  4,134      66,805
          Sprint Corp. (FON Group).................  4,758      50,482
          Sprint Corp. (PCS Group)*................  5,304      23,709
          St. Jude Medical, Inc.*..................    468      34,562
          St. Paul Companies, Inc..................  1,118      43,513
          Stanley Works............................    468      19,193
          Staples, Inc.*...........................  2,496      49,171
          Starbucks Corp.*.........................  2,054      51,042
          Starwood Hotels & Resorts Worldwide, Inc.  1,066      35,061
          State Street Corp........................  1,742      77,867
          Stilwell Financial, Inc..................  1,196      21,767
          Stryker Corp.............................  1,066      57,042
          Sun Microsystems, Inc.*.................. 17,368      87,014
          Sunoco, Inc..............................    416      14,822
          SunTrust Banks, Inc......................  1,534     103,882
          SuperValu, Inc...........................    702      17,220
          Symbol Technologies, Inc.................  1,222      10,387
          Synovus Financial Corp...................  1,586      43,647
          Sysco Corp...............................  3,536      96,250
          T. Rowe Price Group, Inc.................    650      21,372
          Target Corp..............................  4,862     185,242
          TECO Energy, Inc.........................    832      20,592
          Tektronix, Inc.*.........................    494       9,243
          Tellabs, Inc.*...........................  2,210      13,702
          Temple-Inland, Inc.......................    286      16,548
          Tenet Healthcare Corp.*..................  1,742     124,640
          Teradyne, Inc.*..........................    988      23,218
          Texas Instruments, Inc...................  9,282     219,983
          Textron, Inc.............................    754      35,363
          The Pepsi Bottling Group, Inc............  1,508      46,446
          Thermo Electron Corp.*...................    910      15,015
          Thomas & Betts Corp......................    312       5,803
          Tiffany & Co.............................    780      27,456
          TJX Cos., Inc............................  2,886      56,594
          TMP Worldwide, Inc.*.....................    598      12,857
          Torchmark Corp...........................    650      24,830
          Toys R Us, Inc.*.........................  1,118      19,531
          Transocean Sedco Forex, Inc..............  1,716      53,453
          Tribune Co...............................  1,612      70,122
          TRW, Inc.................................    676      38,518
          Tupperware Corp..........................    312       6,486
          TXU Corp.................................  1,430      73,717
          Tyco International, Ltd.................. 10,686     144,368
          U.S. Bancorp............................. 10,218     238,590
          Unilever NV--ADR.........................  3,068     198,806
          Union Pacific Corp.......................  1,352      85,556
          Union Planters Corp......................  1,092      35,348
          Unisys Corp.*............................  1,716      15,444
          United States Steel Corp.................    546      10,860
          United Technologies Corp.................  2,522     171,244
          UnitedHealth Group, Inc..................  1,638     149,958
          Univision Communications, Inc.--Class A*.  1,222      38,371

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                              Shares       Value
                                             ---------- -----------
            Unocal Corp.....................      1,300 $    48,022
            UnumProvident Corp..............      1,300      33,085
            UST, Inc........................        910      30,940
            Veritas Software Corp.*.........      2,184      43,221
            Verizon Communications, Inc.....     14,560     584,583
            VF Corp.........................        598      23,448
            Viacom, Inc.--Class B*..........      9,464     419,917
            Visteon Corp....................        702       9,968
            Vitesse Semiconductor Corp.*....      1,066       3,315
            Vulcan Materials Co.............        546      23,915
            Wachovia Corp...................      7,332     279,936
            Wal-Mart Stores, Inc............     23,790   1,308,688
            Walgreen Co.....................      5,486     211,924
            Walt Disney Co..................     10,920     206,388
            Washington Mutual, Inc..........      5,200     192,972
            Waste Management, Inc...........      3,302      86,017
            Waters Corp.*...................        702      18,743
            Watson Pharmaceuticals, Inc.*...        572      14,454
            Wellpoint Health Networks, Inc.*        780      60,692
            Wells Fargo & Co................      9,152     458,149
            Wendy's International, Inc......        624      24,854
            Weyerhaeuser Co.................      1,170      74,705
            Whirlpool Corp..................        364      23,791
            Williams Cos., Inc..............      2,756      16,508
            Winn-Dixie Stores, Inc..........        754      11,755
            Worthington Industries, Inc.....        468       8,471
            Wrigley (WM.) JR Co.............      1,196      66,199
            Wyeth...........................      7,098     363,418
            Xcel Energy, Inc................      2,106      35,318
            Xerox Corp......................      3,848      26,821
            Xilinx, Inc.*...................      1,794      40,239
            XL Capital, Ltd.--Class A.......        728      61,662
            Yahoo!, Inc.*...................      3,198      47,202
            YUM! Brands, Inc.*..............      1,586      46,391
            Zimmer Holdings, Inc.*..........      1,040      37,086
            Zions Bancorp...................        494      25,737
                                                        -----------
            TOTAL COMMON STOCKS.............             48,592,945
                                                        -----------
             Options Purchased (3.0%)
                                             Contracts
                                             ----------
            S&P 500 Call Option expiring
             August 2002 @ $650.............         20   1,700,000
                                                        -----------
            TOTAL OPTIONS PURCHASED.........              1,700,000
                                                        -----------
             Federal Home Loan Bank (2.9%)
                                             Principal
                                              Amount
                                             ----------
            Federal Home Loan Bank,
             1.35%, 07/01/02................ $1,630,000   1,629,817
                                                        -----------
            TOTAL FEDERAL HOME LOAN BANK....              1,629,817
                                                        -----------

         Repurchase Agreement (5.6%)
                                                  Principal
                                                   Amount       Value
                                                  ---------- -----------
        State Street Bank, 1.60%, 07/01/02, dated
         06/28/02, with maturity value
         $3,162,422 (Fully collateralized by
         various U.S. Government Securities)..... $3,162,000 $ 3,162,000
                                                             -----------
        TOTAL REPURCHASE AGREEMENT...............              3,162,000
                                                             -----------
        TOTAL INVESTMENTS
         (Cost $53,399,863)/(a)/--(98.3%)........             55,084,762
        Other assets in excess of liabilities--
         (1.7%)..................................                978,614
                                                             -----------
        NET ASSETS--(100.0%).....................            $56,063,376
                                                             ===========

          Futures Contracts Sold
                                                            Unrealized
                                                 Contracts     Loss
                                                 --------- -----------
         S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $31,185,000)..........    126    $  (689,580)
          Futures Contracts Purchased
                                                            Unrealized
                                                               Gain
                                                           -----------
         E-Mini S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $198,000).............      4    $     4,660

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 3,866,928
                    Unrealized depreciation....  (2,182,029)
                                                -----------
                    Net unrealized appreciation $ 1,684,899
                                                ===========

ADR--American Depositary Receipt.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002


The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of June 30, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.5%
                     Agriculture...................... 0.9%
                     Airlines......................... 0.2%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.6%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 7.2%
                     Beverages........................ 2.8%
                     Biotechnology.................... 0.7%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.9%
                     Computers........................ 3.2%
                     Cosmetics/Personal Care.......... 2.2%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 5.4%
                     Electric......................... 2.4%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.5%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.1%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 3.9%

                       Home Builders...............  0.1%
                       Home Furnishings............  0.1%
                       Household Products..........  0.3%
                       Insurance...................  4.2%
                       Internet....................  0.3%
                       Iron/Steel..................  0.1%
                       Leisure Time................  0.4%
                       Lodging.....................  0.2%
                       Machinery & Equipment.......  0.5%
                       Manufacturing...............  4.5%
                       Media.......................  2.8%
                       Mining......................  0.7%
                       Office/Business Equipment...  0.1%
                       Oil & Gas...................  6.7%
                       Packaging & Containers......  0.1%
                       Pharmaceuticals.............  7.0%
                       Pipelines...................  0.1%
                       Real Estate Investment Trust  0.3%
                       Retail......................  6.8%
                       Semiconductors..............  2.9%
                       Software....................  4.5%
                       Telecommunications..........  5.3%
                       Textiles....................  0.1%
                       Toys/Games/Hobbies..........  0.1%
                       Transportation..............  0.6%
                       Other....................... 11.5%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $50,237,863)........... $ 51,922,762
        Repurchase agreements, at amortized cost...........    3,162,000
                                                            ------------
         Total Investments.................................   55,084,762
        Cash...............................................    1,161,753
        Dividends and interest receivable..................       56,318
        Prepaid expenses...................................          850
                                                            ------------
         Total Assets......................................   56,303,683
                                                            ------------
      Liabilities:
        Variation margin on futures contracts..............       74,200
        Advisory fees payable..............................       31,427
        Management services fees payable...................        1,067
        Administration fees payable........................        2,291
        Administrative services fees payable...............       66,763
        Distribution fees payable..........................       37,366
        Other accrued expenses.............................       27,193
                                                            ------------
         Total Liabilities.................................      240,307
                                                            ------------
      Net Assets........................................... $ 56,063,376
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 90,654,032
        Accumulated net investment loss....................     (194,913)
        Accumulated net realized losses on investments and
         futures contracts.................................  (35,395,722)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      999,979
                                                            ------------
      Net Assets........................................... $ 56,063,376
                                                            ============
        Shares of Beneficial Interest Outstanding..........    3,135,705
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      17.88
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................ $    443,379
       Interest.............................................       19,849
                                                             ------------
        Total Income........................................      463,228
                                                             ------------
     Expenses:
       Advisory fees........................................      248,479
       Management services fees.............................       49,696
       Administration fees..................................       15,664
       Administrative services fees.........................      122,662
       Distribution fees....................................       82,826
       Custody fees.........................................       45,610
       Fund accounting fees.................................       27,717
       Transfer agent fees..................................       31,093
       Other fees...........................................       45,830
                                                             ------------
        Total Expenses before waivers.......................      669,577
        Less Expenses waived by the Investment
         Advisor............................................      (11,436)
                                                             ------------
        Net Expenses........................................      658,141
                                                             ------------
     Net Investment Loss....................................     (194,913)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (21,587,033)
       Net realized gains on futures contracts..............    8,687,301
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................   (5,891,806)
                                                             ------------
        Net realized and unrealized losses on investments
         and futures contracts..............................  (18,791,538)
                                                             ------------
     Change in Net Assets Resulting from Operations......... $(18,986,451)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


 Statements of Changes in Net Assets
                                                                                      For the period
                                                                      For the      January 22, 2001/(a)/
                                                                  six months ended       through
                                                                   June 30, 2002    December 31, 2001
                                                                  ---------------- --------------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................  $    (194,913)     $    (240,155)
 Net realized losses on investments..............................    (21,587,033)       (26,114,780)
 Net realized gains on futures contracts.........................      8,687,301          3,618,790
 Net change in unrealized appreciation/(depreciation) on
   investments and futures contracts.............................     (5,891,806)         6,891,785
                                                                   -------------      -------------
 Change in net assets resulting from operations..................    (18,986,451)       (15,844,360)
                                                                   -------------      -------------
Capital Transactions:
 Proceeds from shares issued.....................................    746,924,938        634,925,338
 Cost of shares redeemed.........................................   (736,060,963)      (554,895,126)
                                                                   -------------      -------------
 Change in net assets resulting from capital transactions........     10,863,975         80,030,212
                                                                   -------------      -------------
 Change in net assets............................................     (8,122,476)        64,185,852
Net Assets:
 Beginning of period.............................................     64,185,852                 --
                                                                   -------------      -------------
 End of period...................................................  $  56,063,376      $  64,185,852
                                                                   =============      =============
Share Transactions:
 Issued..........................................................     34,397,184         26,514,721
 Redeemed........................................................    (34,088,265)       (23,687,935)
                                                                   -------------      -------------
 Change in shares................................................        308,919          2,826,786
                                                                   =============      =============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          For the period
                                                                       For the         January 22, 2001/(a)/
                                                                   six months ended          through
                                                                    June 30, 2002       December 31, 2001
                                                                  ----------------     --------------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $     22.71            $     30.00
                                                                    -----------            -----------
 Net investment loss.............................................         (0.06)/(b)/            (0.09)/(b)/
 Net realized and unrealized losses on investments and futures
   contracts.....................................................         (4.77)                 (7.20)
                                                                    -----------            -----------
 Total loss from investment activities...........................         (4.83)                 (7.29)
                                                                    -----------            -----------
Net Asset Value, End of Period...................................   $     17.88            $     22.71
                                                                    ===========            ===========
Total Return.....................................................        (21.27)%/(c)/          (24.30)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $56,063,376            $64,185,852
Ratio of expenses to average net assets..........................          1.98%/(d)/             1.94%/(d)/
Ratio of net investment loss to average net assets...............         (0.59)%/(d)/           (0.42)%/(d)/
Ratio of expenses to average net assets*.........................          2.01%/(d)/             1.94%/(d)/
Portfolio turnover...............................................           573%                   682%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002


           Common Stocks (82.0%)
                                                       Shares  Value
                                                       ------ -------
          3Com Corp.*................................. 1,178  $ 5,183
          99 Cents Only Stores*.......................   217    5,566
          Abercrombie & Fitch Co.--Class A*...........   341    8,225
          Activision, Inc.*...........................   217    6,306
          Acxiom Corp.*...............................   279    4,880
          ADTRAN, Inc.*...............................   124    2,356
          Advanced Fibre Communications, Inc.*........   279    4,615
          AdvancePCS*.................................   310    7,421
          Advent Software, Inc.*......................   124    3,187
          Affiliated Computer Services, Inc.--Class A*   434   20,606
          AGCO Corp...................................   248    4,836
          AGL Resources, Inc..........................   186    4,315
          Airborne, Inc...............................   155    2,976
          Airgas, Inc.*...............................   217    3,754
          AK Steel Holding Corp.......................   372    4,766
          Alaska Air Group, Inc.*.....................    93    2,427
          Albany International Corp.--Class A.........    93    2,503
          Albemarle Corp..............................   124    3,813
          Alexander & Baldwin, Inc....................   124    3,166
          ALLETE, Inc.................................   279    7,561
          Alliant Energy Corp.........................   310    7,967
          Allmerica Financial Corp....................   186    8,593
          American Eagle Outfitters, Inc.*............   248    5,243
          American Financial Group, Inc...............   217    5,186
          American Water Works Co., Inc...............   341   14,735
          AmeriCredit Corp.*..........................   279    7,826
          Amerus Group Co.............................    72    2,671
          Ametek, Inc.................................   124    4,619
          Apogent Technologies, Inc.*.................   341    7,014
          Apria Healthcare Group, Inc.*...............   186    4,166
          Aquilla, Inc................................   465    3,720
          Arch Coal, Inc..............................   186    4,224
          Arrow Electronics, Inc.*....................   341    7,076
          Arthur J. Gallagher & Co....................   279    9,667
          ArvinMeritor, Inc...........................   217    5,208
          Ascential Software Corp.*...................   837    2,335
          Associated Banc-Corp........................   248    9,352
          Astoria Financial Corp......................   310    9,936
          Atlas Air, Inc.*............................   124      459
          Atmel Corp.*................................ 1,550    9,703
          Avnet, Inc..................................   403    8,862
          Avocent Corp.*..............................   155    2,468
          Bandag, Inc.................................    62    1,756
          Bank of Hawaii Corp.........................   248    6,944
          Banknorth Group, Inc........................   496   12,906
          Banta Corp..................................    93    3,339
          Barnes & Noble, Inc.*.......................   217    5,735
          Barr Laboratories, Inc.*....................   155    9,847
          Beckman Coulter, Inc........................   217   10,828
          Belo (A.H.) Corp.--Class A..................   372    8,411
          BJ's Wholesale Club, Inc.*..................   248    9,548
          Black Hills Corp............................    93    3,219
          Blyth, Inc..................................   155    4,839
          Bob Evans Farms, Inc........................   124    3,904
          Borders Group, Inc.*........................   279    5,134
          BorgWarner, Inc.............................    93    5,372
          Bowater, Inc................................   186   10,113
          Brinker International, Inc.*................   310    9,843
          Broadwing, Inc.*............................   713    1,854

                 Common Stocks, continued
                                                 Shares  Value
                                                 ------ -------
                C.H. Robinson Worldwide, Inc....  279   $ 9,355
                Cabot Corp......................  217     6,216
                Cabot Microelectronics Corp.*...   93     4,014
                Cadence Design Systems, Inc.*...  837    13,492
                Callaway Golf Co................  248     3,928
                Carlisle Companies, Inc.........   93     4,183
                Carpenter Technology Corp.......   62     1,786
                Catalina Marketing Corp.*.......  186     5,249
                CBRL Group, Inc.................  186     5,677
                CDW Computer Centers, Inc.*.....  279    13,059
                Ceridian Corp.*.................  496     9,414
                Certegy, Inc.*..................  217     8,053
                CheckFree Holdings Corp.*.......  248     3,879
                Choicepoint, Inc.*..............  279    12,687
                Church & Dwight, Inc............  124     3,885
                Cirrus Logic, Inc.*.............  279     2,090
                City National Corp..............  155     8,331
                Claire's Stores, Inc............  155     3,550
                Clayton Homes, Inc..............  465     7,347
                CLECO Corp......................  155     3,395
                CNF, Inc........................  155     5,887
                Coach, Inc.*....................  155     8,510
                Colonial BancGroup, Inc.........  403     6,045
                Commerce Bancorp, Inc...........  217     9,591
                Commscope, Inc.*................  217     2,713
                Compass Bancshares, Inc.........  434    14,582
                Conectiv, Inc...................  279     7,201
                Constellation Brands, Inc.*.....  310     9,920
                Cooper Cameron Corp.*...........  186     9,006
                Copart, Inc.*...................  310     5,031
                Covance, Inc.*..................  217     4,069
                Credence Systems Corp.*.........  186     3,305
                Cree Research, Inc.*............  248     3,281
                Crompton Corp...................  372     4,743
                CSG Systems International, Inc.*  186     3,560
                Cypress Semiconductor Corp.*....  403     6,118
                Cytec Industries, Inc.*.........  124     3,899
                CYTYC Corp.*....................  403     3,071
                D.R. Horton, Inc................  496    12,911
                Dean Foods Co.*.................  310    11,563
                DENTSPLY International, Inc.....  248     9,154
                DeVRY, Inc.*....................  217     4,956
                Dial Corp.......................  310     6,206
                Diebold, Inc....................  248     9,236
                Dole Food Co., Inc..............  186     5,366
                Dollar Tree Stores, Inc.*.......  372    14,660
                Donaldson Company, Inc..........  155     5,431
                DPL, Inc........................  434    11,478
                DQE, Inc........................  186     2,604
                Dreyer's Grand Ice Cream, Inc...  124     8,506
                DST Systems, Inc.*..............  403    18,421
                Dun & Bradstreet Corp.*.........  248     8,196
                Dycom Industries, Inc.*.........  155     1,812
                Eaton Vance Corp................  217     6,770
                Education Management Corp.*.....  124     5,051
                Edwards (A.G.), Inc.............  279    10,845
                Edwards Lifesciences Corp.*.....  186     4,315
                EGL, Inc.*......................  155     2,629
                Electronic Arts, Inc.*..........  465    30,714

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                       Shares  Value
                                                       ------ -------
          Emmis Communications Corp.*.................   186  $ 3,941
          Energizer Holdings, Inc.*...................   310    8,500
          Energy East Corp............................   372    8,407
          Ensco International, Inc....................   434   11,831
          Entercom Communications Corp.*..............   155    7,115
          Equitable Resources, Inc....................   217    7,443
          ETRADE Group, Inc.*......................... 1,178    6,432
          Everest Re Group, Ltd.......................   155    8,672
          Expeditors International of Washington, Inc.   372   12,335
          Express Scripts, Inc.--Class A*.............   279   13,981
          Extended Stay America, Inc.*................   310    5,028
          Fairchild Semiconductor International, Inc.*   372    9,040
          Fastenal Co.................................   248    9,551
          Federal Signal Corp.........................   155    3,720
          FEI Co.*....................................    93    2,279
          Ferro Corp..................................   124    3,739
          Fidelity National Financial, Inc............   310    9,796
          First Health Group Corp.*...................   341    9,561
          First Virginia Banks, Inc...................   155    8,311
          FirstMerit Corp.............................   279    7,695
          Flowserve Corp.*............................   186    5,543
          FMC Corp.*..................................   124    3,741
          FMC Technologies, Inc.*.....................   217    4,505
          Forest Oil Corp.*...........................   155    4,407
          Fuller (H. B.) Co...........................    93    2,724
          Furniture Brands International, Inc.*.......   186    5,626
          Gartner Group, Inc.--Class B*...............   279    2,623
          GATX Corp...................................   155    4,666
          Gentex Corp.*...............................   248    6,813
          Gilead Sciences, Inc.*......................   651   21,405
          Glatfelter (P.H.) Co........................   155    2,914
          Golden State Bancorp, Inc...................   465   16,856
          GrafTech International, Ltd.*...............   186    2,288
          Granite Construction, Inc...................   124    3,137
          Grant Prideco, Inc.*........................   372    5,059
          Great Plains Energy, Inc....................   217    4,416
          Greater Bay Bancorp.........................   155    4,768
          GreenPoint Financial Corp...................   341   16,743
          GTECH Holdings Corp.*.......................   186    4,750
          Hanover Compressor Co.*.....................   217    2,930
          Harris Corp.................................   217    7,863
          Harsco Corp.................................   124    4,650
          Harte-Hanks, Inc............................   390    8,014
          Hawaiian Electric Industries, Inc...........   124    5,276
          HCC Insurance Holdings, Inc.................   217    5,718
          Health Net, Inc.*...........................   403   10,788
          Helmerich & Payne, Inc......................   155    5,537
          Henry (Jack) & Associates, Inc..............   310    5,174
          Henry Schein, Inc.*.........................   155    6,898
          Herman Miller, Inc..........................   248    5,034
          Hibernia Corp...............................   527   10,429
          Hillenbrand Industries, Inc.................   217   12,185
          Hispanic Broadcasting Corp.--Class A*.......   372    9,709
          HON Industries, Inc.........................   186    5,063
          Horace Mann Educators Corp..................   124    2,315
          Hormel Foods Corp...........................   465   11,132
          Hospitality Properties Trust................   217    7,921
          Hubbell, Inc.--Class B......................   186    6,352
          ICN Pharmaceuticals, Inc....................   279    6,755

                Common Stocks, continued
                                                   Shares  Value
                                                   ------ -------
               IDACORP, Inc.......................  124   $ 3,435
               IDEC Pharmaceuticals Corp.*........  496    17,582
               Imation Corp.*.....................  124     3,690
               IMC Global, Inc....................  372     4,650
               Incyte Genomics, Inc.*.............  217     1,578
               Independence Community Bank Corp...  186     5,344
               IndyMac Bancorp, Inc.*.............  186     4,218
               InFocus Corp.*.....................  124     1,461
               Integrated Device Technology, Inc.*  341     6,186
               International Rectifier Corp.*.....  217     6,326
               International Speedway Corp........  186     7,459
               Internet Security Systems, Inc.*...  155     2,034
               Intersil Corp.--Class A*...........  465     9,941
               Interstate Bakeries Corp...........  155     4,476
               Investment Technology Group, Inc.*.  155     5,069
               Investors Financial Services Corp..  217     7,278
               IVAX Corp.*........................  651     7,031
               J.B. Hunt Transport Services, Inc.*  124     3,660
               Jacobs Engineering Group, Inc.*....  186     6,469
               JM Smucker Co......................  155     5,290
               Kaydon Corp........................   93     2,196
               Keane, Inc.*.......................  248     3,075
               Kelly Services, Inc.--Class A......  124     3,349
               KEMET Corp.*.......................  279     4,983
               Kennametal, Inc....................  124     4,538
               Korn/Ferry International*..........  124     1,128
               L-3 Communications Holdings, Inc.*.  248    13,392
               LaBranche & Co., Inc.*.............  186     4,259
               Lam Research Corp.*................  434     7,803
               Lancaster Colony Corp..............  124     4,422
               Lattice Semiconductor Corp.*.......  372     3,251
               Lear Corp.*........................  217    10,036
               Lee Enterprises, Inc...............  155     5,425
               Legato Systems, Inc.*..............  372     1,339
               Legg Mason, Inc....................  217    10,707
               Lennar Corp........................  217    13,280
               Leucadia National Corp.............  186     5,889
               LifePoint Hospitals, Inc.*.........  124     4,502
               Lincare Holdings, Inc.*............  372    12,016
               Longs Drug Stores Corp.............  124     3,508
               Longview Fibre Co..................  155     1,460
               LTX Corp.*.........................  155     2,213
               Lubrizol Corp......................  155     5,193
               Lyondell Chemical Co...............  403     6,085
               M&T Bank Corp......................  310    26,585
               Macromedia, Inc.*..................  186     1,650
               Macrovision Corp.*.................  155     2,032
               Mandalay Resort Group*.............  217     5,983
               Manpower, Inc......................  248     9,113
               Martin Marietta Materials..........  155     6,045
               McCormick & Company, Inc...........  465    11,974
               McDATA Corp.--Class A*.............  372     3,277
               MDU Resources Group, Inc...........  248     6,520
               Media General, Inc.--Class A.......   62     3,720
               Mentor Graphics Corp.*.............  217     3,086
               Mercantile Bankshares Corp.........  217     8,904
               Metris Cos., Inc...................  217     1,803
               Michaels Stores, Inc.*.............  217     8,463
               Micrel, Inc.*......................  310     4,458

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

                Common Stocks, continued
                                                   Shares  Value
                                                   ------ -------
               Microchip Technology, Inc.*........  651   $17,856
               Millennium Pharmaceuticals, Inc.*..  930    11,300
               Minerals Technologies, Inc.........   62     3,058
               MIPS Technologies, Inc.--Class B*..  124       691
               Modine Manufacturing Co............  124     3,048
               Mohawk Industries, Inc.*...........  217    13,352
               MONY Group, Inc....................  155     5,272
               MPS Group, Inc.*...................  341     2,899
               Murphy Oil Corp....................  155    12,787
               Mylan Laboratories, Inc............  403    12,634
               National Commerce Financial Corp...  682    17,936
               National Fuel Gas Co...............  279     6,280
               National Instruments Corp.*........  186     6,056
               National-Oilwell, Inc.*............  279     5,873
               NCO Group, Inc.*...................   93     2,026
               Neiman Marcus Group, Inc.--Class A*  155     5,379
               Network Associates, Inc.*..........  496     9,558
               Neuberger Berman, Inc..............  248     9,077
               New Plan Excel Realty Trust, Inc...  310     6,457
               New York Community Bancorp.........  341     9,241
               Newport Corp.......................  124     1,942
               Noble Energy, Inc..................  186     6,705
               Nordson Corp.......................  124     3,058
               North Fork Bancorp, Inc............  558    22,213
               Northeast Utilities System.........  465     8,747
               NSTAR..............................  186     8,329
               Ocean Energy, Inc..................  589    12,764
               OGE Energy Corp....................  248     5,669
               Ohio Casualty Corp.*...............  186     3,887
               Old Republic International Corp....  403    12,695
               Olin Corp..........................  155     3,433
               Omnicare, Inc......................  310     8,141
               ONEOK, Inc.........................  186     4,083
               Outback Steakhouse, Inc.*..........  248     8,705
               Oxford Health Plans, Inc.*.........  279    12,962
               PacifiCare Health Systems, Inc. *..  124     3,373
               Packaging Corporation of America *.  341     6,782
               Papa John's International, Inc.*...   62     2,070
               Park Place Entertainment Corp.*....  992    10,168
               Patterson Dental Co. *.............  217    10,922
               Patterson-UTI Energy, Inc. *.......  248     7,001
               Payless ShoeSource, Inc.*..........   62     3,574
               Pennzoil-Quaker State Co...........  279     6,007
               Pentair, Inc.......................  155     7,452
               PepsiAmericas, Inc.................  527     7,873
               Perrigo Co.*.......................  248     3,224
               Pioneer Natural Resources Co.*.....  372     9,691
               Pittston Brink's Group.............  186     4,464
               Plantronics, Inc.*.................  155     2,947
               Plexus Corp.*......................  124     2,244
               PMI Group, Inc.....................  245     9,359
               PNM Resources, Inc.................  124     3,001
               Polycom, Inc.*.....................  341     4,089
               Potlatch Corp......................   93     3,164
               Potomac Electric Power Co..........  341     7,325
               Powerwave Technologies, Inc.*......  217     1,988
               Precision Castparts Corp...........  186     6,138
               Price Communications Corp.*........  186     2,976
               Pride International, Inc.*.........  434     6,796

            Common Stock, continued
                                                       Shares  Value
                                                       ------ -------
           Protective Life Corp.......................  217   $ 7,183
           Protein Design Labs, Inc.*.................  279     3,030
           Provident Financial Group, Inc.............  155     4,497
           Puget Energy, Inc..........................  279     5,761
           Quanta Services, Inc.*.....................  217     2,142
           Quantum Corp.--DLT & Storage Systems Group*  527     2,213
           Quest Diagnostics, Inc.*...................  310    26,675
           Questar Corp...............................  279     6,891
           R.J. Reynolds Tobacco Holdings.............  310    16,663
           Radian Group, Inc..........................  310    15,143
           Rayonier, Inc..............................   93     4,569
           Reader's Digest Association, Inc...........  341     6,387
           Republic Services, Inc.*...................  558    10,641
           Retek, Inc.*...............................  186     4,520
           Reynolds & Reynolds Co.....................  217     6,065
           RF Micro Devices, Inc.*....................  558     4,252
           Rollins, Inc...............................   93     1,892
           Roslyn Bancorp, Inc........................  279     6,091
           Ross Stores, Inc...........................  248    10,106
           RPM, Inc...................................  372     5,673
           RSA Security, Inc.*........................  186       895
           Ruddick Corp...............................  155     2,629
           Saks, Inc.*................................  465     5,971
           Sandisk Corp.*.............................  217     2,691
           SCANA Corp.................................  341    10,527
           Scholastic Corp.*..........................  124     4,700
           Schulman (A.), Inc.........................   93     1,995
           SEI Investments Co.........................  372    10,479
           Semtech Corp.*.............................  248     6,622
           Sensient Technologies Corp.................  155     3,528
           Sepracor, Inc.*............................  279     2,664
           Sequa Corp.--Class A*......................   31     2,027
           Sierra Pacific Resources...................  341     2,660
           Silicon Valley Bancshares*.................  155     4,086
           Six Flags, Inc.*...........................  310     4,480
           Smith International, Inc.*.................  155    10,569
           Smithfield Foods, Inc.*....................  372     6,901
           Solutia, Inc...............................  341     2,394
           Sonoco Products Co.........................  310     8,780
           Sotheby's Holdings, Inc.--Class A*.........  217     3,092
           Sovereign Bancorp, Inc.....................  868    12,977
           SPX Corp.*.................................  124    14,570
           StanCorp Financial Group, Inc..............   93     5,162
           STERIS Corp.*..............................  217     4,147
           Stewart & Stevenson Services, Inc..........   93     1,650
           Storage Technology Corp.*..................  341     5,446
           SunGard Data Systems, Inc.*................  930    24,627
           Superior Industries International, Inc.....   93     4,301
           Swift Transportation Co., Inc.*............  279     6,501
           Sybase, Inc.*..............................  341     3,598
           Sykes Enterprises, Inc.*...................  124       953
           Sylvan Learning Systems, Inc.*.............  124     2,473
           Symantec Corp.*............................  465    15,274
           Synopsys, Inc.*............................  248    13,593
           TCF Financial Corp.........................  248    12,177
           Tech Data Corp.*...........................  186     7,040
           Tecumseh Products Co.......................   62     3,291
           Teleflex, Inc..............................  124     7,087
           Telephone & Data Systems, Inc..............  186    11,261

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

         Common Stocks, continued
                                                   Shares       Value
                                                  ---------- ----------
        The Cheesecake Factory, Inc.*............        155 $    5,499
        Tidewater, Inc...........................        186      6,123
        Timberland Co.--Class A*.................        124      4,442
        Titan Corp.*.............................        248      4,536
        Tootsie Roll Industries, Inc.............        186      7,172
        Transaction Systems Architects, Inc.*....        124      1,458
        Triad Hospitals, Inc.*...................        248     10,510
        Trigon Healthcare, Inc.*.................        124     12,472
        Trinity Industries, Inc..................        155      3,212
        TriQuint Semiconductor, Inc.*............        434      2,782
        Tyson Foods, Inc.--Class A...............      1,178     18,271
        Unifi, Inc.*.............................        186      2,027
        United Rentals, Inc.*....................        248      5,406
        Unitrin, Inc.............................        217      7,762
        Universal Corp...........................         93      3,413
        Universal Health Services, Inc.--Class B*        186      9,114
        Valassis Communications, Inc.*...........        186      6,789
        Valero Energy Corp.......................        341     12,760
        Valspar Corp.............................        155      6,996
        Varco International, Inc.*...............        310      5,437
        Varian Medical Systems, Inc.*............        217      8,799
        Vectren Corp.............................        217      5,447
        Vertex Pharmaceuticals, Inc.*............        248      4,037
        Viad Corp................................        310      8,060
        Vishay Intertechnology, Inc.*............        527     11,594
        VISX, Inc.*..............................        186      2,027
        Waddell & Reed Financial, Inc............        279      6,395
        Wallace Computer Services, Inc...........        124      2,666
        Washington Post Co.--Class B.............         31     16,895
        Wausau-Mosinee Paper Corp................        186      2,241
        Weatherford International, Ltd.*.........        403     17,409
        Webster Financial Corp...................        155      5,927
        Westamerica Bancorporation...............        124      4,905
        Westar Energy, Inc.......................        248      3,807
        Western Gas Resources, Inc...............        124      4,638
        Westwood One, Inc.*......................        341     11,396
        WGL Holdings, Inc........................        155      4,015
        Whole Foods Market, Inc.*................        186      8,969
        Williams-Sonoma, Inc.*...................        372     11,405
        Wilmington Trust Corp....................        165      5,033
        Wind River Systems, Inc.*................        248      1,242
        Wisconsin Energy Corp....................        372      9,400
        WPS Resources Corp.......................         93      3,797
        York International Corp..................        124      4,190
                                                             ----------
        TOTAL COMMON STOCKS......................             2,686,401
                                                             ----------
         Federal Home Loan Bank (37.0%)
                                                  Principal
                                                   Amount
                                                  ----------
        Federal Home Loan Bank,
         1.35%, 07/01/02......................... $1,213,000  1,212,864
                                                             ----------
        TOTAL FEDERAL HOME LOAN BANK.............             1,212,864
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $3,822,584)/(a)/--(119.0%)........             3,899,265
        Liablities in excess of other
         assets--(-19.0%)........................              (622,732)
                                                             ----------
        NET ASSETS--(100.0%).....................            $3,276,533
                                                             ==========

             Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Loss
                                                --------- ----------
            S&P Mini MidCap 400 Future Contract
             expiring September 2002
             (Underlying face amount at value
             $146,850).........................     3      $(1,085)

------
*Non-income producing security.
/(a)/Representscost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 86,770
                     Unrealized depreciation....  (10,089)
                                                 --------
                     Net unrealized appreciation $ 76,681
                                                 ========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002


The Profund VP UltraMid-Cap's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:


                    Advertising......................  0.4%
                    Aerospace/Defense................  0.6%
                    Agriculture......................  0.6%
                    Airlines.........................  0.1%
                    Apparel..........................  0.5%
                    Auto Parts & Equipment...........  0.9%
                    Banks............................  9.1%
                    Beverages........................  0.5%
                    Biotechnology....................  1.0%
                    Building Materials...............  0.3%
                    Chemicals........................  2.2%
                    Coal.............................  0.1%
                    Commercial Services..............  2.3%
                    Computers........................  4.1%
                    Distribution/Wholesale...........  0.5%
                    Diversified Financial Services...  1.9%
                    Electric.........................  4.4%
                    Electrical Components & Equipment  0.5%
                    Electronics......................  1.3%
                    Engineering & Construction.......  0.3%
                    Entertainment....................  0.6%
                    Environmental Control............  0.3%
                    Food.............................  3.2%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  2.4%
                    Health Care-Services.............  3.4%
                    Home Builders....................  1.0%
                    Home Furnishings.................  0.3%
                    Household Products...............  0.7%
                    Insurance........................  3.8%
                    Internet.........................  1.6%
                    Iron/Steel.......................  0.2%
                    Leisure Time.....................  0.1%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  1.2%
                    Manufacturing....................  1.8%
                    Media............................  2.4%
                    Metals...........................  0.3%
                    Office/Business Equipment........  0.3%
                    Oil & Gas........................  3.3%
                    Oil & Gas Equipment & Services...  2.0%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.0%
                    Pipelines........................  0.9%
                    Real Estate Investment Trust.....  0.4%
                    Retail...........................  5.0%
                    Semiconductors...................  3.1%
                    Software.........................  3.5%
                    Telecommunications...............  1.5%
                    Textiles.........................  0.4%
                    Transportation...................  1.4%
                    Trucking & Leasing...............  0.1%
                    Water............................  0.4%
                    Other............................ 18.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $3,822,584)............... $3,899,265
        Cash..................................................     16,782
        Dividends and interest receivable.....................      2,613
        Receivable for investments sold.......................  2,428,966
        Unrealized appreciation on swap contacts..............     81,635
        Variation margin on futures contracts.................      1,050
                                                               ----------
         Total Assets.........................................  6,430,311
                                                               ----------
      Liabilities:
        Payable for capital shares redeemed...................  3,144,503
        Advisory fees payable.................................      2,709
        Management services fees payable......................        542
        Administration services fees payable..................      3,071
        Distribution fees payable.............................      1,536
        Other accrued expenses................................      1,417
                                                               ----------
         Total Liabilities....................................  3,153,778
                                                               ----------
      Net Assets.............................................. $3,276,533
                                                               ==========
      Net Assets consist of:
        Capital............................................... $4,030,332
        Accumulated net investment loss.......................     (3,428)
        Net realized losses on investments, futures contracts
         and swap contracts...................................   (907,602)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap contracts....    157,231
                                                               ----------
      Net Assets.............................................. $3,276,533
                                                               ==========
        Shares of Beneficial Interest Outstanding.............    137,983
                                                               ==========
        Net Asset Value (offering and redemption price per
         share)............................................... $    23.75
                                                               ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $   7,006
       Interest................................................     1,679
                                                                ---------
        Total Income...........................................     8,685
                                                                ---------
     Expenses:
       Advisory fees...........................................     4,607
       Management services fees................................       921
       Administration fees.....................................       105
       Administration services fees............................     3,071
       Distribution fees.......................................     1,536
       Custody fees............................................     1,027
       Fund accounting fees....................................       223
       Transfer agent fees.....................................       162
       Other fees..............................................       461
                                                                ---------
        Total Expenses.........................................    12,113
                                                                ---------
     Net Investment Loss.......................................    (3,428)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments and swap
        contracts..............................................  (953,682)
       Net realized gains on futures contracts.................    46,080
       Net change in unrealized appreciation/(depreciation) on
        investments, futures contracts and swap contracts......   157,231
                                                                ---------
        Net realized and unrealized losses on investments,
         futures contracts and swap contracts..................  (750,371)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(753,799)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


          Statement of Changes in Net Assets
                                                       For the period
                                                       May 1, 2002/(a)/
                                                           through
                                                        June 30, 2002
                                                       ---------------
                                                         (Unaudited)
         From Investment Activities:
         Operations:
          Net investment loss.........................  $     (3,428)
          Net realized losses on investments and swap
            contracts.................................      (953,682)
          Net realized gains on futures contracts.....        46,080
          Net change in unrealized
            appreciation/(depreciation) on
            investments, futures contracts and swap
            contracts.................................       157,231
                                                        ------------
          Change in net assets resulting from
            operations................................      (753,799)
                                                        ------------
         Capital Transactions:
          Proceeds from shares issued.................    69,647,279
          Cost of shares redeemed.....................   (65,616,947)
                                                        ------------
          Change in net assets resulting from capital
            transactions..............................     4,030,332
                                                        ------------
          Change in net assets........................     3,276,533
         Net Assets:
          Beginning of period.........................            --
                                                        ------------
          End of period...............................  $  3,276,533
                                                        ============
         Share Transactions:
          Issued......................................     2,582,954
          Redeemed....................................    (2,444,971)
                                                        ------------
          Change in shares............................       137,983
                                                        ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

        Financial Highlights
       Selected data for a share of beneficial
       interest outstanding throughout the period
       indicated.
                                                      For the period
                                                     May 1, 2002/(a)/
                                                          through
                                                       June 30, 2002
                                                     ---------------
                                                        (Unaudited)
       Net Asset Value, Beginning of Period.........   $    30.00
                                                       ----------
       Investment Activities:
        Net investment loss.........................        (0.02)/(b)/
        Net realized and unrealized losses on
          investments, futures contracts and swap
          contracts.................................        (6.23)
                                                       ----------
        Total loss from investment activities.......        (6.25)
                                                       ----------
       Net Asset Value, End of Period...............   $    23.75
                                                       ==========
       Total Return.................................       (20.83)%/(c)/
       Ratios/Supplemental Data:
       Net assets, end of period....................   $3,276,533
       Ratio of expenses to average net assets......         1.98%/(d)/
       Ratio of net investment loss to average net
        assets......................................        (0.56)%/(d)/
       Portfolio turnover...........................         1756%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002


      Common Stocks (87.9%)
                                                        Shares    Value
                                                        ------ -----------
     3TEC Energy Corp.*................................ 1,782  $    31,060
     Aaron Rents, Inc.................................. 1,749       41,889
     ABIOMED, Inc.*.................................... 1,122        9,513
     ABM Industries, Inc............................... 3,102       53,851
     Acacia Research Corp.*............................ 1,650       11,715
     Accredo Health, Inc.*............................. 1,023       47,222
     Actel Corp.*...................................... 1,155       24,278
     Active Power, Inc.*............................... 1,584        5,718
     Activision, Inc.*.................................   990       28,769
     Actuate Corp.*.................................... 4,587       20,642
     Adaptec, Inc.*.................................... 4,125       32,546
     Adolor Corp.*..................................... 1,320       14,863
     Advanced Digital Information Corp.*............... 2,277       19,195
     Advanced Energy Industries, Inc.*.................   792       17,567
     Advanta Corp.--Class A............................ 1,782       19,353
     ADVO, Inc.*.......................................   891       33,920
     Aeroflex, Inc.*................................... 3,795       26,375
     Affiliated Managers Group, Inc.*..................   990       60,885
     Agile Software Corp.*............................. 1,650       11,996
     AGL Resources, Inc................................ 3,432       79,622
     Airborne, Inc..................................... 2,310       44,352
     Airgas, Inc.*..................................... 3,333       57,661
     AirGate PCS, Inc.*................................   594          594
     AK Steel Holding Corp............................. 2,772       35,509
     Akamai Technologies, Inc.*........................ 4,620        6,006
     Alamosa Holdings, Inc.*........................... 2,904        4,095
     Alaska Air Group, Inc.*........................... 1,320       34,452
     Albany Molecular Research, Inc.*..................   825       17,441
     Alexander & Baldwin, Inc.......................... 2,607       66,556
     Alexion Pharmaceuticals, Inc.*.................... 1,155       17,498
     Alfa Corp......................................... 5,874       68,726
     Allen Telecom, Inc.*.............................. 1,848        7,946
     ALLETE, Inc....................................... 1,023       27,723
     Alliant Techsystems, Inc.*........................ 1,642      104,759
     Allied Capital Corp............................... 1,518       34,383
     Alpharma, Inc..................................... 1,089       18,491
     American Greetings Corp.--Class A................. 2,739       45,632
     American Italian Pasta Co.*....................... 1,122       57,211
     American Management Systems, Inc.*................ 1,287       24,595
     American Medical Systems Holdings, Inc.*.......... 1,485       29,789
     American Superconductor Corp.*.................... 1,287        7,027
     AmeriPath, Inc.*..................................   858       20,592
     AmSurg Corp.*..................................... 1,023       26,864
     Amylin Pharmaceuticals, Inc.*..................... 2,772       30,326
     ANADIGICS, Inc.*.................................. 1,650       13,596
     Andrew Corp.*..................................... 3,069       43,980
     Anixter International, Inc.*......................   924       21,714
     AnnTaylor Stores Corp.*........................... 1,782       45,245
     ANSYS, Inc.*...................................... 1,584       31,838
     Aphton Corp.*..................................... 1,287        9,653
     Apogee Enterprises, Inc........................... 2,145       30,802
     Applebee's International, Inc..................... 2,871       65,889
     Apria Healthcare Group, Inc.*..................... 1,650       36,960
     AptarGroup, Inc................................... 1,650       50,738
     Arbitron, Inc.*................................... 1,155       36,036
     Arch Chemicals, Inc............................... 1,617       39,940
     ArQule, Inc.*..................................... 1,386        9,356
     Art Technology Group, Inc.*....................... 4,257        4,300
     Artesyn Technologies, Inc.*....................... 1,980       12,832

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Arthur J. Gallagher & Co..........................  1,023 $    35,447
     ArvinMeritor, Inc.................................  2,937      70,488
     Ascential Software Corp.*......................... 11,451      31,948
     Aspen Technology, Inc.*...........................  1,485      12,385
     AstroPower, Inc.*.................................  1,155      22,684
     Asyst Technologies, Inc.*.........................  2,475      50,366
     AT&T Latin America Corp.*.........................  6,402       3,457
     Atlantic Coast Airlines Holdings, Inc.*...........  1,320      28,644
     ATMI, Inc.*.......................................  1,254      28,052
     Atrix Laboratories, Inc.*.........................  1,122      24,965
     ATS Medical, Inc.*................................  2,145       1,180
     Atwood Oceanics, Inc.*............................    891      33,413
     Auspex Systems, Inc.*.............................  4,026       1,011
     AVANIR Pharmaceuticals--Class A*..................  4,587       5,963
     AVANT Immunotherapeutics, Inc.*...................  5,313       5,951
     Avici Systems, Inc.*..............................  4,092       4,133
     Avigen, Inc.*.....................................  1,485      13,974
     Avista Corp.......................................  2,211      30,512
     Avocent Corp.*....................................  1,914      30,471
     AXT, Inc.*........................................  1,188       9,480
     Ball Corp.........................................  1,980      82,131
     Bally Total Fitness Holding Corp.*................  1,320      24,697
     BancorpSouth, Inc.................................  4,521      91,324
     BARRA, Inc.*......................................    693      25,766
     Bay View Capital Corp.*...........................  3,663      23,480
     BE Aerospace, Inc.*...............................  1,386      18,267
     Beasley Broadcast Group, Inc.--Class A*...........  1,947      28,716
     Bel Fuse, Inc.--Class B...........................    990      26,780
     Benchmark Electronics, Inc.*......................  1,188      34,452
     Berry Petroleum Co.--Class A......................  2,409      40,592
     Beverly Enterprises, Inc.*........................  4,488      34,154
     Bio-Technology General Corp.*.....................  2,904      17,453
     Biosite Diagnostics, Inc.*........................    759      21,366
     Black BOX Corp.*..................................    825      33,602
     Black Hills Corp..................................    990      34,264
     BlackRock, Inc.*..................................    825      36,548
     Blyth, Inc........................................  1,353      42,241
     BMC Industries, Inc...............................  6,006       5,766
     Bob Evans Farms, Inc..............................  2,607      82,068
     Borders Group, Inc.*..............................  1,386      25,502
     BorgWarner, Inc...................................    924      53,370
     Borland Software Corp.*...........................  2,574      26,512
     Boyds Collection, Ltd.*...........................  3,102      19,512
     Brady Corp.--Class A..............................  1,056      36,960
     Brandywine Realty Trust...........................  2,013      52,137
     Brooks-PRI Automation, Inc.*......................    825      21,087
     Bruker Daltronics, Inc.*..........................  2,607      10,298
     BSB Bancorp, Inc..................................  4,125     110,054
     C&D Technologies, Inc.............................    957      17,245
     C-COR.net Corp.*..................................  2,343      16,401
     Cable Design Technologies Corp.*..................  1,980      20,295
     California Water Service Group....................  2,145      54,054
     Caliper Technologies Corp.*.......................  1,584      13,226
     Callaway Golf Co..................................  1,914      30,318
     Cambrex Corp......................................  1,188      47,638
     Camden Property Trust.............................  2,508      92,871
     Capital Automotive Real Estate Investment Trust...  5,313     126,768
     Career Education Corp.*...........................  1,518      68,309

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Carlisle Companies, Inc.................  1,188 $    53,436
          Carpenter Technology Corp...............  1,254      36,128
          Cascade Natural Gas Corp................  2,805      58,625
          Catellus Development Corp.*.............  1,914      39,084
          CBRL Group, Inc.........................  2,508      76,544
          CEC Entertainment, Inc.*................  1,353      55,879
          Cell Genesys, Inc.*.....................  1,518      20,476
          Cell Therapeutics, Inc.*................  1,815       9,908
          Centillium Communications, Inc.*........  1,353      11,798
          Central Coast Bancorp*..................  1,419      32,183
          Cerus Corp.*............................    429      14,535
          Champion Enterprises, Inc.*.............  2,574      14,466
          Charles River Laboratories
           International, Inc.*...................  1,386      48,578
          Charlotte Russe Holding, Inc.*..........  1,287      28,739
          Charming Shoppes, Inc.*.................  4,785      41,342
          Checkpoint Systems, Inc.*...............  1,650      19,305
          Chelsea Property Group, Inc.............  5,016     167,784
          Chemed Corp.............................  1,188      44,776
          Chemical Financial Corp.................  2,046      76,745
          Chesapeake Energy Corp.*................  5,247      37,778
          Chico's FAS, Inc.*......................  1,584      57,531
          Choice Hotels International, Inc.*......  3,036      60,750
          Christopher & Banks Corp.*..............  1,518      64,211
          Church & Dwight, Inc....................  2,310      72,372
          Cima Labs, Inc.*........................    561      13,531
          Circuit City Stores, Inc.--CarMax Group*  1,683      36,437
          Citizens Banking Corp...................  2,904      84,158
          City Holding Co.*.......................  2,211      51,760
          Claire's Stores, Inc....................  1,551      35,518
          Clarcor, Inc............................  1,914      60,578
          Clayton Homes, Inc......................  2,145      33,891
          CNF, Inc................................  1,518      57,654
          CoBiz, Inc..............................  1,881      32,372
          Cognex Corp.*...........................  1,320      26,466
          Cognizant Technology Solutions Corp.*...    561      30,154
          Coherent, Inc.*.........................  1,122      33,143
          Cohu, Inc...............................  1,122      19,388
          Coinstar, Inc.*.........................  1,452      35,501
          Collins & Aikman Corp.*.................  1,981      18,023
          Commerce Bancorp, Inc...................    924      40,841
          Commerce One, Inc.*..................... 15,576       5,919
          Commercial Federal Corp.................  2,541      73,689
          Commercial Metals Co....................  1,650      77,451
          Commscope, Inc.*........................  2,211      27,638
          CompX International, Inc.--Class B......  2,409      31,919
          Conectiv, Inc...........................  1,254      32,366
          CONMED Corp.*...........................  2,277      50,845
          Connetics Corp.*........................  4,059      52,437
          Consolidated Freightways Corp.*.........  4,323      14,136
          Copart, Inc.*...........................  2,772      44,990
          Corixa Corp.*...........................  2,079      14,241
          Corn Products International, Inc........  1,980      61,618
          Cornerstone Realty Income Trust, Inc....  8,679      98,073
          Corporate Executive Board Co.*..........    990      33,908
          Corvas International, Inc.*.............  2,112       4,541
          Cost Plus, Inc.*........................    924      28,144
          CoStar Group, Inc.*.....................    957      19,647
          Covance, Inc.*..........................  2,607      48,881
          Coventry Health Care, Inc.*.............  2,475      70,339

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           CPI Corp.............................. 1,122  $    21,868
           Crawford & Co.--Class B............... 3,234       26,195
           Credence Systems Corp.*............... 2,112       37,530
           Crompton Corp......................... 4,488       57,222
           Crown Cork & Seal Co., Inc.*.......... 7,821       53,574
           CT Communications, Inc................ 1,782       28,868
           CTS Corp.............................. 1,386       16,687
           Cubist Pharmaceuticals, Inc.*......... 1,155       10,869
           Cullen/Frost Bankers, Inc............. 1,122       40,336
           Cumulus Media, Inc.*.................. 2,871       39,562
           CV Therapeutics, Inc.*................   693       12,904
           Cyberonics, Inc.*..................... 1,749       22,945
           Cygnus, Inc.*......................... 2,541        5,133
           Cymer, Inc.*.......................... 1,353       47,409
           Cytec Industries, Inc.*............... 1,716       53,951
           Cytogen Corp.*........................ 5,313        5,685
           D&E Communication..................... 1,259       13,232
           D.R. Horton, Inc...................... 1,980       51,539
           Datascope Corp........................ 1,089       30,100
           DDi Corp.*............................ 2,508        2,505
           Dean Foods Co.*....................... 2,904      108,320
           Del Monte Foods Co.*.................. 3,333       39,329
           Delphi Financial Group, Inc.--Class A. 1,056       45,778
           Delta & Pine Land Co.................. 1,947       39,135
           Developers Diversified Realty Corp.... 5,643      126,968
           Diagnostic Products Corp.............. 1,452       53,724
           Dial Corp............................. 3,366       67,387
           Digex, Inc.*.......................... 2,178          479
           Digital Lightwave, Inc.*..............   924        2,162
           Dillard's, Inc.--Class A.............. 4,290      112,783
           Dionex Corp.*......................... 1,221       32,711
           DMC Stratex Networks, Inc.*........... 3,399        6,832
           Documentum, Inc.*..................... 2,739       32,868
           Dole Food Co., Inc.................... 2,079       59,979
           Dollar Thrifty Automotive Group, Inc.* 1,518       39,316
           Donaldson Co., Inc.................... 2,013       70,535
           Dover Motorsports, Inc................ 2,112       12,038
           Duane Reade, Inc.*....................   858       29,215
           Dyax Corp.*........................... 1,419        5,733
           Dycom Industries, Inc.*............... 1,188       13,888
           E.piphany, Inc.*...................... 3,927       17,240
           Eastgroup Properties, Inc............. 3,333       85,325
           Echelon Corp.*........................ 1,023       13,176
           Eclipsys Corp.*....................... 2,013       13,203
           Edison Schools, Inc.--Class A*........ 1,155        1,097
           Education Management Corp.*...........   825       33,602
           Edwards Lifesciences Corp.*........... 2,277       52,826
           eFunds Corp.*......................... 2,112       20,041
           EGL, Inc.*............................ 1,782       30,223
           El Paso Electric Co.*................. 3,894       53,932
           Electro Scientific Industries, Inc.*.. 1,056       25,661
           Electroglas, Inc.*.................... 1,518       15,180
           Electronics for Imaging, Inc.*........ 1,782       28,352
           EMCORE Corp.*......................... 1,089        6,534
           Emisphere Technologies, Inc.*......... 1,221        5,018
           Empire District Electric Co........... 2,211       45,326
           Encompass Services Corp.*............. 3,663        2,088
           Encore Wire Corp.*.................... 2,079       29,584
           Energen Corp.......................... 1,782       49,005

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Entegris, Inc.*................................... 2,475  $    36,135
     Enzo Biochem, Inc.*...............................   957       13,714
     Essex Property Trust, Inc......................... 1,848      101,086
     Esterline Technologies Corp.*..................... 1,254       28,466
     Ethan Allen Interiors, Inc........................ 1,023       35,652
     Exar Corp.*....................................... 2,178       42,950
     EXE Technologies, Inc.*........................... 4,488        5,027
     Exelixis, Inc.*................................... 1,683       12,673
     Extended Stay America, Inc.*...................... 2,112       34,257
     Factory 2-U Stores, Inc.*.........................   924       12,797
     FactSet Research Systems, Inc..................... 1,056       31,437
     Fair, Isaac & Co., Inc............................ 1,386       45,557
     FalconStor Software, Inc.*........................ 2,376       10,050
     Federal Signal Corp............................... 2,607       62,568
     FEI Co.*..........................................   693       16,985
     Ferro Corp........................................ 2,112       63,677
     Filenet Corp.*.................................... 1,749       25,361
     Finish Line, Inc.--Class A*....................... 2,244       40,212
     First American Financial Corp..................... 2,310       53,130
     First Commonwealth Financial Corp................. 4,818       64,995
     First Merchants Corp.............................. 2,343       70,288
     First Sentinel Bancorp, Inc....................... 4,884       67,204
     Fisher Scientific International, Inc.*............ 1,881       52,667
     Fleetwood Enterprises, Inc........................ 2,475       21,533
     Fleming Companies, Inc............................ 2,145       38,932
     Florida Rock Industries, Inc...................... 1,914       68,541
     Flow International Corp.*......................... 2,112       14,233
     Flowserve Corp.*.................................. 2,013       59,986
     Footstar, Inc.*...................................   858       20,995
     Forest City Enterprises--Class A.................. 1,617       56,190
     Forest Oil Corp.*................................. 1,155       32,837
     Friedman, Billings, Ramsey Group, Inc.*........... 5,676       72,254
     Frontier Oil Corp................................. 2,244       39,494
     FSI International, Inc.*.......................... 2,343       17,502
     FuelCell Energy, Inc.*............................ 1,551       15,960
     Fulton Financial Corp............................. 2,838       53,723
     Furniture Brands International, Inc.*............. 2,145       64,886
     G & K Services, Inc............................... 1,287       44,067
     Gartner Group, Inc.*.............................. 3,960       39,996
     Gaylord Entertainment Co.*........................ 1,749       38,565
     Gene Logic, Inc.*................................. 1,452       20,328
     General Cable Corp................................ 1,683       10,603
     Genesco, Inc.*....................................   924       22,499
     Gentiva Health Services, Inc...................... 1,419       12,757
     Genuity, Inc.--Class A*...........................   594        4,954
     Genzyme Corp.--Genzyme Biosurgery Division*....... 4,554       20,630
     Georgia Gulf Corp................................. 1,782       47,116
     Gerber Scientific, Inc.*.......................... 2,772        9,730
     German American Bancorp........................... 1,617       29,915
     Getty Images, Inc.*............................... 1,485       32,328
     Global Payments, Inc.............................. 1,122       33,380
     GlobespanVirata, Inc.*............................ 3,036       11,749
     GrafTech International, Ltd.*..................... 2,607       32,067
     Gray Communications Systems, Inc.................. 2,211       40,019
     Greater Bay Bancorp............................... 2,013       61,920
     Greif Brothers Corp.--Class A..................... 1,353       45,137
     Grey Wolf, Inc.*.................................. 7,425       30,368
     GTECH Holdings Corp.*............................. 4,290      109,567
     Guilford Pharmaceuticals, Inc.*................... 1,353       10,202

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Guitar Center, Inc.*..............................  1,650 $    30,608
     Gulf Island Fabrication, Inc.*....................  1,914      35,103
     Gymboree Corp.*...................................  3,366      53,923
     Haemonetics Corp.*................................  1,518      44,326
     Hain Celestial Group, Inc.*.......................  1,386      25,641
     Harland (John H.) Co..............................  2,673      75,379
     Harleysville National Corp........................  3,168      85,568
     Harman International Industries, Inc..............  1,485      73,135
     Harmonic, Inc.*...................................  3,333      12,195
     Harsco Corp.......................................  2,145      80,437
     Headwaters, Inc.*.................................  2,277      35,863
     Health Care Property Investors, Inc...............  1,947      83,526
     Health Care REIT, Inc.............................  4,422     132,438
     HEICO Corp........................................  1,316      18,450
     HEICO Corp.--Class A..............................    103       1,154
     Heidrick & Struggles International, Inc.*.........  1,419      28,337
     Helix Technology Corp.............................  1,188      24,473
     Herbalife International, Inc.--Class A............  5,775     110,302
     Hickory Tech Corp.................................  1,848      27,720
     HNC Software, Inc.*...............................  2,079      34,719
     Home Properties of New York, Inc..................  2,508      95,154
     HON Industries, Inc...............................  1,551      42,218
     Hooper Holmes, Inc................................  3,003      24,024
     Horace Mann Educators Corp........................  2,706      50,521
     Hospitality Properties Trust......................  2,640      96,360
     Hot Topic, Inc.*..................................  1,386      37,020
     Hudson River Bancorp, Inc.........................  3,597      97,082
     Hudson United Bancorp.............................  3,069      87,651
     Hutchinson Technology, Inc.*......................  1,749      27,354
     Hyperion Solutions Corp.*.........................  1,815      33,101
     I-many, Inc.*.....................................  2,079       5,715
     IDACORP, Inc......................................    660      18,282
     IDEX Corp.........................................  1,683      56,381
     IDEXX Laboratories, Inc.*.........................  1,749      45,107
     IKON Office Solutions, Inc........................  8,481      79,722
     ILEX Oncology, Inc.*..............................  1,353      19,064
     Imation Corp.*....................................  1,914      56,961
     IMC Global, Inc...................................  2,409      30,113
     ImmunoGen, Inc.*..................................  1,782       4,794
     Immunomedics, Inc.*...............................  1,584       8,253
     IMPATH, Inc.*.....................................    627      11,255
     Incyte Genomics, Inc.*............................  2,871      20,872
     Independence Community Bank Corp..................  4,257     122,303
     IndyMac Bancorp, Inc.*............................  2,838      64,365
     InFocus Corp.*....................................  1,914      22,547
     InfoSpace, Inc.*.................................. 13,926       6,267
     Ingles Markets, Inc.--Class A.....................  4,224      53,560
     Inktomi Corp.*....................................  5,709       5,024
     InnKeepers USA Trust..............................  7,194      68,919
     Input/Output, Inc.*...............................  2,343      21,087
     Insight Enterprises, Inc.*........................  1,650      41,564
     Insituform Technologies, Inc.--Class A*...........  1,023      21,667
     Insmed, Inc.*.....................................  3,564       4,990
     Integral Systems, Inc.*...........................  1,353      29,522
     Interactive Data Corp.*...........................  3,762      54,774
     Interdigital Communications Corp.*................  2,937      26,580
     Intergraph Corp.*.................................  3,597      62,732
     Intermagnetics General Corp.*.....................    825      16,665
     InterMune, Inc.*..................................  1,386      29,245

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

       Common Stocks, continued
                                                         Shares   Value
                                                         ------ ----------
      InterNAP Network Services Corp.*.................. 11,055 $    2,543
      International Bancshares Corp.....................  2,145     90,605
      Internet Capital Group, Inc.*..................... 14,586      3,938
      Invacare Corp.....................................  1,254     46,398
      Inverness Medical Innovation, Inc.*...............    990     19,998
      Iomega Corp.*.....................................  3,003     38,589
      Ionics, Inc.*.....................................  1,221     29,609
      ISIS Pharmaceuticals, Inc.*.......................  2,574     24,479
      ITT Educational Services, Inc.*...................  1,122     24,460
      Ivex Packaging Corp.*.............................  2,046     46,587
      Ixia*.............................................  1,848     10,755
      J.D. Edwards & Co.*...............................  3,399     41,298
      Jack in the Box, Inc.*............................  1,947     61,915
      JAKKS Pacific, Inc.*..............................  1,452     25,715
      Jefferies Group, Inc..............................  1,518     63,908
      JLG Industries, Inc...............................  2,343     32,872
      John Nuveen Co.--Class A..........................  2,574     66,152
      John Wiley & Sons, Inc.--Class A..................  1,914     45,898
      Journal Register Co.*.............................  2,442     49,084
      K-V Pharmaceutical Co.--Class B*..................  1,452     38,115
      K2, Inc.*.........................................  2,508     25,707
      Kansas City Southern Industries, Inc.*............  2,211     37,587
      Kaydon Corp.......................................  1,848     43,631
      KB Home...........................................  1,914     98,590
      Keane, Inc.*......................................  1,650     20,460
      Kellwood Co.......................................  1,584     51,480
      Kennametal, Inc...................................  1,650     60,389
      Key Energy Group*.................................  4,752     49,896
      Kilroy Realty Corp................................  2,244     60,027
      Kimball International, Inc.--Class B..............  2,541     41,647
      Kirby Corp.*......................................  1,782     43,570
      Kopin Corp.*......................................  3,663     24,176
      Korn/Ferry International*.........................  1,947     17,718
      Kronos, Inc.*.....................................  1,221     37,227
      Kulicke & Soffa Industries, Inc.*.................  2,409     29,848
      La Quinta Corp.*..................................  8,877     64,358
      La-Z-Boy, Inc.....................................  2,475     62,420
      Laclede Group, Inc................................  3,531     82,908
      Lakeland Bancorp, Inc.............................  1,815     39,494
      Lancaster Colony Corp.............................  1,419     50,602
      Landauer, Inc.....................................    957     37,160
      Landstar System, Inc.*............................    594     63,469
      Leap Wireless International, Inc.*................  1,551      1,675
      Lee Enterprises, Inc..............................  2,541     88,936
      Legato Systems, Inc.*.............................  3,927     14,137
      Leucadia National Corp............................    957     30,299
      Liberate Technologies, Inc.*......................  4,620     12,192
      LifePoint Hospitals, Inc.*........................  1,254     45,533
      Ligand Pharmaceuticals, Inc.--Class B*............  2,640     38,280
      Lightbridge, Inc.*................................  1,650     13,547
      Lincoln Electric Holdings, Inc....................  2,046     55,037
      Linens 'n Things, Inc.*...........................  1,617     53,054
      Littelfuse, Inc.*.................................  1,155     26,715
      LNR Property Corp.................................  1,617     55,787
      Lone Star Technologies, Inc.*.....................  1,056     24,182
      Longs Drug Stores Corp............................  1,320     37,343
      Longview Fibre Co.................................  3,234     30,464
      Louisiana-Pacific Corp............................  4,917     52,071
      LTX Corp.*........................................  2,211     31,573

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Lubrizol Corp..................................... 1,023  $    34,271
     MacroChem Corp.*.................................. 3,597        6,295
     Macromedia, Inc.*................................. 2,871       25,466
     Madison Gas & Electric Co......................... 3,102       86,390
     Magna Entertainment Corp.*........................ 3,729       26,066
     Manhattan Associates, Inc.*.......................   693       22,287
     Manitowoc Co...................................... 1,320       46,847
     Martek Biosciences Corp.*......................... 1,056       22,092
     MascoTech, Inc.(a)*............................... 1,386            0
     MatrixOne, Inc.*.................................. 1,584        9,520
     Mattson Technology, Inc.*......................... 1,881        8,690
     Maverick Tube Corp.*.............................. 1,749       26,235
     Maxwell Technologies, Inc.*....................... 1,254       10,935
     MB Financial, Inc................................. 1,155       38,646
     McMoRan Exploration Co.*.......................... 2,013        8,656
     MDU Resources Group, Inc..........................   858       22,557
     Media General, Inc.--Class A......................   858       51,481
     Mediacom Communications Corp.*.................... 1,419       11,054
     Mentor Graphics Corp.*............................ 2,046       29,094
     Mercury Computer Systems, Inc.*...................   957       20,738
     Meredith Corp..................................... 1,089       41,763
     MeriStar Hospitality Corp......................... 2,904       44,286
     Metro One Telecommunications, Inc.*...............   594        8,292
     Metromedia International Group, Inc.*............. 9,207          644
     Mettler Toledo International, Inc.*...............   759       27,984
     Michaels Stores, Inc.*............................ 2,442       95,238
     Microsemi Corp.*.................................. 1,188        7,841
     Mid Atlantic Medical Services, Inc.*.............. 1,650       51,728
     Mid-State Bancshares.............................. 3,102       59,869
     Midas, Inc.*...................................... 1,815       22,506
     Midway Games, Inc.*............................... 2,343       19,916
     Milacron, Inc..................................... 2,244       22,777
     Millennium Chemicals, Inc......................... 3,069       43,119
     Minerals Technologies, Inc........................ 1,056       52,082
     MIPS Technologies, Inc.--Class A*................. 3,135       19,343
     MKS Instruments, Inc.*............................ 1,188       23,843
     Modine Manufacturing Co........................... 1,650       40,557
     Morgan Group Holding Co.*.........................   504            0
     MPS Group, Inc.*.................................. 4,719       40,112
     MRV Communications, Inc.*......................... 4,257        6,513
     MSC Industrial Direct Co., Inc.--Class A*......... 1,683       32,819
     MSC Software Corp.*............................... 1,485       13,291
     MTS Systems Corp.................................. 2,244       28,162
     Mueller Industries, Inc.*......................... 1,650       52,388
     Multex.com, Inc.*................................. 1,485        6,059
     NaPro BioTherapeutics, Inc.*...................... 2,970       19,483
     Nautilus Goup, Inc.*.............................. 1,188       36,353
     Navigant International, Inc.*..................... 2,079       32,162
     NBTY, Inc.*....................................... 3,366       52,105
     NCO Group, Inc.*..................................   858       18,687
     NDCHealth Corp.................................... 1,320       36,828
     Neiman Marcus Group, Inc.--Class A*............... 1,089       37,788
     Neose Technologies, Inc.*.........................   660        7,194
     Netegrity, Inc.*.................................. 1,221        7,521
     NetIQ Corp.*...................................... 1,518       34,352
     Neurocrine Biosciences, Inc.*..................... 1,056       30,254
     New Focus, Inc.*.................................. 4,059       12,055
     Newpark Resources, Inc.*.......................... 5,148       37,838
     Newport Corp...................................... 1,947       30,490

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Nordson Corp............................  1,584 $    39,061
          North Pittsburgh Systems, Inc...........  2,640      42,479
          Northwestern Corp.......................  2,904      49,223
          Novell, Inc.*........................... 11,385      36,546
          Noven Pharmaceuticals, Inc.*............    924      23,562
          NPS Pharmaceuticals, Inc.*..............  1,089      16,683
          NTELOS, Inc.*...........................  1,188       1,675
          Nuance Communications, Inc.*............  1,683       7,035
          NUI Corp................................  1,980      54,450
          Numerical Technologies, Inc.*...........  1,320       5,273
          NVR, Inc.*..............................    330     106,590
          NYFIX, Inc.*............................  1,254      10,659
          O'Reilly Automotive, Inc.*..............  1,650      45,474
          Oak Technology, Inc.*...................  3,102      14,052
          OceanFirst Financial Corp...............  3,729      90,018
          OfficeMax, Inc.*........................  7,458      43,928
          Ohio Casualty Corp.*....................  4,059      84,833
          Olin Corp...............................  2,046      45,319
          OM Group, Inc...........................    627      38,874
          Omega Financial Corp....................  1,980      72,290
          On Assignment, Inc.*....................  1,353      24,083
          ONEOK, Inc..............................  2,970      65,192
          Onyx Pharmaceuticals, Inc.*.............  2,409      13,900
          Oplink Communications, Inc.*............  7,821       5,709
          OraSure Technologies, Inc.*.............  2,145      13,943
          Oshkosh Truck Corp......................    891      52,667
          Otter Tail Power Co.....................  2,277      71,771
          Overture Services, Inc.*................  1,617      40,393
          Owens-Illinois, Inc.*...................  4,323      59,398
          Pacific Sunwear of California, Inc.*....  1,419      31,459
          Papa John's International, Inc.*........  1,254      41,871
          PAREXEL International Corp.*............  1,452      20,197
          Park Electrochemical Corp...............  1,089      28,859
          Parker Drilling Co.*....................  5,808      18,992
          Patterson-UTI Energy, Inc.*.............  1,980      55,895
          Paxar Corp.*............................  2,904      48,642
          Paxson Communications Corp.*............  2,079      11,435
          PDI, Inc.*..............................    297       4,601
          Pegasus Communications Corp.*...........  2,376       1,734
          Pennzoil-Quaker State Co................  5,313     114,389
          Performance Food Group Co.*.............  1,320      44,695
          Perot Systems Corp.--Class A*...........  2,574      28,031
          Perrigo Co.*............................  3,960      51,479
          Petsmart, Inc.*.........................  6,765     108,511
          Pharmacyclics, Inc.*....................    858       3,810
          Pharmos Corp.*..........................  7,590       6,983
          Phoenix Technologies, Ltd.*.............  1,881      18,810
          Photon Dynamics, Inc.*..................  1,122      33,660
          Photronics, Inc.*.......................  1,221      23,126
          Pier 1 Imports, Inc.....................  4,026      84,546
          Pinnacle Systems, Inc.*.................  4,719      51,856
          Pioneer Natural Resources Co.*..........  1,749      45,561
          Pioneer Standard Electronics, Inc.......  2,244      23,315
          Pittston Brink's Group..................  2,607      62,568
          Pixelworks, Inc.*.......................    924       7,752
          Plantronics, Inc.*......................  1,914      36,385
          Playboy Enterprises, Inc.--Class B*.....  2,244      28,611
          Plexus Corp.*...........................  1,914      34,643
          PMA Capital Corp.--Class A..............  2,541      53,742

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          PNM Resources, Inc...................... 2,244  $    54,305
          Pogo Producing Co....................... 1,353       44,135
          Polaris Industries, Inc................. 1,254       81,510
          PolyOne Corp............................ 4,290       48,263
          Port Financial Corp..................... 1,320       52,919
          Portal Software, Inc.*.................. 6,567        4,925
          Potlatch Corp........................... 1,881       63,992
          Powerwave Technologies, Inc.*........... 3,135       28,717
          PRAECIS Pharmaceuticals, Inc.*.......... 3,861       13,436
          Pre-Paid Legal Services, Inc.*.......... 1,089       21,671
          Precision Castparts Corp................   858       28,314
          Prentiss Properties Trust............... 2,937       93,250
          PRG-Schultz International, Inc.*........ 2,541       31,280
          Price Communications Corp.*............. 2,640       42,240
          priceline.com, Inc.*.................... 3,366        9,391
          Prime Hospitality Corp.*................ 2,937       38,152
          Progress Software Corp.*................ 2,013       29,710
          Province Healthcare Co.*................ 1,650       36,894
          PS Business Parks, Inc.................. 2,442       85,348
          PSS World Medical, Inc.*................ 4,158       33,680
          Pulitzer, Inc...........................   825       42,818
          Pure Resources, Inc.*................... 2,013       41,870
          R.H. Donnelley Corp.*................... 1,914       53,535
          RadiSys Corp.*.......................... 1,122       13,049
          Rambus, Inc.*........................... 3,729       15,252
          Raymond James Financial Corp............ 1,848       52,613
          Rayonier, Inc........................... 1,386       68,094
          Rayovac Corp.*.......................... 1,617       29,963
          Read-Rite Corp.*........................ 7,458        3,580
          Reckson Associates Realty Corp.......... 3,267       81,348
          Reebok International, Ltd.*............. 1,023       30,179
          Regeneron Pharmaceuticals, Inc.*........   957       13,886
          Regis Corp.............................. 2,244       60,631
          RehabCare Group, Inc.*..................   495       11,895
          REMEC, Inc.*............................ 2,079       11,663
          Renal Care Group, Inc.*................. 1,914       59,620
          Rent-A-Center, Inc.*....................   693       40,201
          Republic Bancorp, Inc................... 4,257       63,600
          Republic Bancorp, Inc.--Class A......... 1,947       22,955
          Republic Bancshares, Inc.*.............. 1,485       29,952
          Research Frontiers, Inc.*...............   957       14,222
          Resource America, Inc.--Class A......... 1,782       18,782
          Respironics, Inc.*...................... 1,518       51,688
          Rogers Corp.*...........................   924       25,234
          Rollins, Inc............................ 1,782       36,246
          Roper Industries, Inc................... 1,485       55,391
          Roslyn Bancorp, Inc..................... 1,485       32,418
          Royal Bancshares of Pennsylvania,
           Inc.--Class A.......................... 1,518       32,500
          Ruby Tuesday, Inc....................... 3,300       64,020
          Ruddick Corp............................ 2,541       43,095
          Rudolph Technologies, Inc.*.............   627       15,631
          Rural Cellular Corp.--Class A*..........   561          583
          Russell Corp............................ 2,013       38,750
          Ryder System, Inc....................... 2,343       63,472
          S1 Corp.*............................... 2,541       18,778
          Safeguard Scientifics, Inc.*............ 7,227       14,454
          Salem Communications Corp.--Class A*.... 1,782       44,318
          SangStat Medical Corp.*................. 1,452       33,367

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
           Sapient Corp.*..........................  3,861 $    4,093
           SBA Communications Corp.*...............  1,947      2,745
           SBS Technologies, Inc.*.................  1,485     18,190
           ScanSource, Inc.*.......................    495     30,398
           Scholastic Corp.*.......................  1,287     48,777
           Schulman (A.), Inc......................  3,135     67,242
           SciClone Pharmaceuticals, Inc.*.........  6,303     12,606
           Scios, Inc.*............................  1,650     50,506
           Seacoast Banking Corp. of Florida.......    726     41,912
           Seacoast Financial Services Corp........  5,049    126,577
           SEACOR SMIT, Inc.*......................    891     42,189
           Secure Computing Corp.*.................  2,013     15,198
           SeeBeyond Technology Corp.*.............  1,584      4,910
           SEMCO Energy, Inc.......................  3,663     33,150
           Sensient Technologies Corp..............  2,541     57,833
           SICOR, Inc.*............................  1,551     28,756
           Sierra Pacific Resources................  4,488     35,006
           Silicon Graphics, Inc.*................. 23,463     68,982
           Silicon Storage Technology, Inc.*.......  4,422     34,492
           Silicon Valley Bancshares*..............  1,815     47,843
           Sinclair Broadcast Group--Class A*......  2,607     37,642
           Sirius Satellite Radio, Inc.*...........  3,333     12,562
           Skechers U.S.A., Inc.*..................    990     21,394
           Sky Financial Group, Inc................  2,871     60,722
           SkyWest, Inc............................  1,221     28,559
           Skyworks Solutions, Inc.*...............  1,782      9,890
           SL Green Realty Corp....................  2,508     89,410
           Snap-on, Inc............................  1,353     40,171
           Solutia, Inc............................  2,409     16,911
           Sonic Corp.*............................  2,409     75,667
           SONICblue, Inc.*........................  7,359      7,580
           SonicWALL, Inc.*........................  1,617      8,117
           Sotheby's Holdings, Inc.--Class A*......  1,683     23,983
           Sourcecorp*.............................    891     23,612
           Southern Peru Copper Corp...............  2,970     44,521
           Southern Union Co.*.....................  2,192     37,271
           Southwest Bancorp of Texas, Inc.*.......  1,452     52,591
           Southwest Gas Corp......................  2,475     61,256
           SpectraSite Holdings, Inc.*.............  4,059        731
           Spectrian Corp.*........................  1,815     18,822
           Spherion Corp.*.........................  3,036     36,128
           Spinnaker Exploration Co.*..............    627     22,585
           St. Mary Land & Exploration Co..........  1,287     30,797
           StanCorp Financial Group, Inc...........  1,188     65,934
           Station Casinos, Inc.*..................  2,079     37,110
           Steel Dynamics, Inc.*...................  2,574     42,394
           Stellent, Inc.*.........................  1,023      4,685
           STERIS Corp.*...........................  3,036     58,017
           Sterling Bancshares, Inc................  3,366     49,716
           Stewart & Stevenson Services, Inc.......  1,320     23,417
           Stewart Enterprises, Inc.--Class A*.....  4,290     27,327
           Stillwater Mining Co.*..................  1,551     25,250
           Stone Energy Corp.*.....................    891     35,863
           Storage Technology Corp.*...............  2,409     38,472
           Stratos Lightwave, Inc.*................  3,564      5,702
           Sun Communities, Inc....................  2,442    101,954
           Superior Industries International, Inc..  1,254     57,998
           SurModics, Inc.*........................    462     12,007
           Susquehanna Bancshares, Inc.............  3,630     82,437

         Common Stocks, continued
                                                      Shares    Value
                                                      ------ -----------
        Swift Energy Co.*............................   825  $    13,027
        Swift Transportation Co., Inc.*.............. 2,211       51,516
        Symmetricom, Inc.*........................... 1,980        7,227
        Symyx Technologies, Inc.*.................... 1,320       18,374
        Syncor International Corp.*..................   891       28,067
        Synopsys, Inc.*..............................   607       33,270
        Systems & Computer Technology Corp.*......... 2,838       38,341
        TALX Corp....................................   693       13,139
        Tanox, Inc.*................................. 1,023       11,079
        Techne Corp.*................................ 1,782       50,288
        Technitrol, Inc.............................. 1,320       30,756
        Teledyne Technologies, Inc.*................. 1,617       33,553
        Teleflex, Inc................................   693       39,605
        Tennant Co................................... 1,056       41,818
        Terex Corp.*................................. 1,551       34,882
        Terrayon Communication Systems, Inc.*........ 6,864        9,129
        Tetra Tech, Inc.*............................ 2,013       29,591
        Texas Biotechnology Corp.*................... 3,762       14,672
        Texas Industries, Inc........................ 1,254       39,488
        Texas Regional Bancshares, Inc.--Class A..... 1,716       85,129
        The Cheesecake Factory, Inc.*................ 1,815       64,396
        The Men's Wearhouse, Inc.*................... 1,518       38,709
        The Scotts Company--Class A*.................   825       37,455
        Theragenics Corp.*........................... 2,343       19,751
        Thomas & Betts Corp.......................... 1,221       22,711
        Thoratec Corp.*.............................. 1,914       17,207
        THQ, Inc.*................................... 1,485       44,283
        Timken Co.................................... 3,135       70,005
        Titan Corp.*................................. 2,178       39,836
        Titan Pharmaceuticals, Inc.*................. 1,188        3,980
        Tom Brown, Inc.*............................. 1,485       42,100
        Too, Inc.*................................... 1,584       48,787
        Touch America Holdings, Inc.*................ 3,003        8,258
        Tower Automotive, Inc.*...................... 2,739       38,209
        Transaction Systems Architects, Inc.*........ 2,178       25,613
        Transkaryotic Therapies, Inc.*...............   990       35,689
        TransMontaigne, Inc.*........................ 6,006       36,336
        TranSwitch Corp.*............................ 6,006        3,844
        Tredegar Corp................................ 1,815       43,832
        Trimble Navigation, Ltd.*.................... 1,452       22,506
        Trimeris, Inc.*..............................   792       35,157
        Trinity Industries, Inc...................... 2,211       45,812
        TriQuint Semiconductor, Inc.*................ 3,366       21,576
        Tupperware Corp.............................. 2,970       61,746
        Tweeter Home Entertainment Group, Inc.*......   858       14,020
        UICI*........................................ 2,607       52,661
        Ultratech Stepper, Inc.*..................... 1,089       17,631
        Umpqua Holdings Corp......................... 2,277       42,079
        Unifi, Inc.*................................. 3,432       37,409
        Unisource Energy Corp........................ 2,739       50,945
        United Bankshares, Inc....................... 2,508       73,685
        United Dominion Realty Trust, Inc............ 8,250      129,937
        United Industrial Corp....................... 1,716       37,495
        United Stationers, Inc.*..................... 1,518       46,147
        UnitedGlobalCom, Inc.--Class A*.............. 5,280       14,520
        Universal Corp............................... 1,584       58,133
        Universal Display Corp.*..................... 1,584       13,147
        Universal Electronics, Inc.*................. 1,452       21,722
        Unova, Inc.*................................. 4,884       31,697

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

 Common Stocks, continued
                                                             Shares    Value
                                                             ------ -----------
US Oncology, Inc.*..........................................  3,498 $    29,138
US Unwired, Inc.*...........................................  3,003       8,408
USFreightways Corp..........................................  1,353      51,238
Valentis, Inc.*.............................................  6,039       8,092
Valspar Corp................................................  1,023      46,178
ValueVision International, Inc.--Class A*...................  1,650      29,948
Varian Semiconductor Equipment..............................  1,518      51,507
Varian, Inc.*...............................................  1,386      45,669
Veeco Instruments, Inc.*....................................  1,221      28,217
Veritas DGC, Inc.*..........................................  1,188      14,969
Verity, Inc.*...............................................  1,320      14,639
ViaSat, Inc.*...............................................  1,188      10,015
Viewpoint Corp.*............................................  3,729      17,974
Vintage Petroleum, Inc......................................  2,277      27,096
Vion Pharmaceuticals, Inc.*.................................  3,927       1,532
ViroPharma, Inc.*...........................................    924       1,321
VISX, Inc.*.................................................  2,343      25,539
W-H Energy Services, Inc.*..................................  1,320      29,251
Wabash National Corp........................................  2,607      26,070
Wallace Computer Services, Inc..............................  2,112      45,408
Walter Industries, Inc......................................  2,739      36,566
Washington Real Estate Investment Trust.....................  3,993     115,398
Watson Wyatt & Co. Holdings*................................  1,221      29,573
Wausau-Mosinee Paper Corp...................................  3,531      42,549
WD-40 Co....................................................  2,475      68,706
webMethods, Inc.*...........................................  1,551      15,355
Websense, Inc.*.............................................  1,518      38,815
Webster Financial Corp......................................    891      34,072
Wellman, Inc................................................  1,947      32,612
Werner Enterprises, Inc.....................................  2,541      54,149
West Pharmaceutical Services, Inc...........................  1,683      54,007
Westamerica Bancorporation..................................  1,617      63,969
Westar Energy, Inc..........................................  1,485      22,795
Western Digital Corp.*...................................... 10,263      33,355
Whitney Holding Corp........................................  2,409      74,053
WMS Industries, Inc.*.......................................  1,155      14,149
Wolverine World Wide, Inc...................................  2,178      38,006
Woodhead Industries, Inc....................................  1,386      23,756
Worthington Industries, Inc.................................  4,653      84,219
Wyndham International, Inc.--Class A*....................... 12,672      14,700
Xanser Corp.*...............................................  4,620       8,408
Xicor, Inc.*................................................  2,970      11,999
XTO Energy, Inc.............................................  2,079      42,827
Yellow Corp.*...............................................  1,584      51,322
York International Corp.....................................  1,518      51,293
Zale Corp.*.................................................  1,287      46,654
Zebra Technologies Corp.*...................................  1,221      58,877
Zenith National Insurance Corp..............................  1,749      55,706
Zygo Corp.*.................................................  1,221       9,829
                                                                    -----------
TOTAL COMMON STOCKS.........................................         27,797,881
                                                                    -----------

         Rights (0.0%)
                                                 Shares       Value
                                                ---------- -----------
        Collins & Aikman Corp..................      6,644 $         0
                                                           -----------
        TOTAL RIGHTS...........................                      0
                                                           -----------
         Repurchase Agreement (22.5%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value of
         $7,123,950 (Fully collateralized by
         various U.S. Government Securities)... $7,123,000   7,123,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              7,123,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $30,757,233)/(a)/--110.4%.......             34,920,881
        Liabilities in excess of other
         assets--(-10.4%)......................             (3,277,462)
                                                           -----------
        NET ASSETS--100.0%.....................            $31,643,419
                                                           ===========

           Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Gain
                                                --------- -----------
          Russell 2000 Future Contract expiring
           September 2002 (Underlying face
           amount at value $2,760,000).........    12     $    38,040

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation................................ $4,599,795
      Unrealized depreciation................................   (436,147)
                                                              ----------
      Net unrealized appreciation............................ $4,163,648
                                                              ==========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002


The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                 Advertising.............................  0.5%
                 Aerospace/Defense.......................  0.9%
                 Agriculture.............................  0.3%
                 Airlines................................  0.3%
                 Apparel.................................  0.9%
                 Auto Manufacturers......................  0.2%
                 Auto Parts & Equipment..................  0.9%
                 Banks...................................  9.1%
                 Biotechnology...........................  1.4%
                 Building Materials......................  0.6%
                 Chemicals...............................  2.5%
                 Commercial Services.....................  3.5%
                 Computers...............................  2.5%
                 Distribution/Wholesale..................  0.2%
                 Diversified Financial Services..........  1.2%
                 Electric................................  2.0%
                 Electrical Components & Equipment.......  0.7%
                 Electronics.............................  2.3%
                 Energy..................................  0.2%
                 Engineering & Construction..............  0.1%
                 Entertainment...........................  0.6%
                 Environmental Control...................  0.2%
                 Food....................................  1.9%
                 Forest & Paper Products.................  0.8%
                 Health Care.............................  4.0%
                 Holding Companies--Diversified..........  0.2%
                 Home Builders...........................  1.0%
                 Home Furnishings........................  0.9%
                 Household Products......................  2.0%
                 Insurance...............................  2.0%
                 Internet................................  1.4%
                 Investment Companies....................  0.1%
                 Iron/Steel..............................  0.4%
                 Leisure Time............................  0.8%
                 Lodging.................................  0.8%
                 Machinery & Equipment...................  2.3%
                 Manufacturing...........................  2.1%
                 Media...................................  1.9%
                 Metals..................................  1.1%
                 Mining..................................  0.2%
                 Office/Business Equipment...............  0.5%
                 Oil & Gas...............................  4.6%
                 Packaging & Containers..................  0.9%
                 Pharmaceuticals.........................  3.1%
                 Pipelines...............................  0.2%
                 Publishing & Printing...................  0.1%
                 Real Estate.............................  0.5%
                 Real Estate Investment Trust............  6.7%
                 Retail..................................  6.7%
                 Semiconductors..........................  2.3%
                 Software................................  2.7%
                 Telecommunications......................  2.2%
                 Textiles................................  0.1%
                 Toys/Games/Hobbies......................  0.1%
                 Transportation..........................  1.8%
                 Trucking & Leasing......................  0.2%
                 Water...................................  0.2%
                 Other................................... 12.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2002
Assets:
 Investments, at value (cost $23,634,233)........................ $ 27,797,881
 Repurchase agreements, at amortized cost........................    7,123,000
                                                                  ------------
   Total Investments.............................................   34,920,881
 Cash............................................................      689,659
 Dividends and interest receivable...............................       21,589
 Unrealized appreciation on swaps contracts......................      298,105
 Prepaid expenses................................................          454
                                                                  ------------
   Total Assets..................................................   35,930,688
                                                                  ------------
Liabilities:
 Payable for capital shares redeemed.............................    4,112,776
 Variation margin on futures contracts...........................       22,100
 Advisory fees payable...........................................       13,257
 Administration fees payable.....................................        1,593
 Administrative services fees payable............................       57,667
 Distribution fees payable.......................................       32,690
 Other accrued expenses..........................................       47,186
                                                                  ------------
   Total Liabilities.............................................    4,287,269
                                                                  ------------
Net Assets....................................................... $ 31,643,419
                                                                  ============
Net Assets consist of:
 Capital......................................................... $ 66,216,566
 Accumulated net investment loss.................................     (236,342)
 Accumulated net realized losses on investments, futures
   contracts and swaps contracts.................................  (38,836,598)
 Net unrealized appreciation/(depreciation) on investments,
   futures contracts and swaps contracts.........................    4,499,793
                                                                  ------------
Net Assets....................................................... $ 31,643,419
                                                                  ============
 Shares of Beneficial Interest Outstanding.......................    1,423,611
                                                                  ============
 Net Asset Value (offering and redemption price per share)....... $      22.23
                                                                  ============

 Statement of Operations
                                         For the six months ended June 30, 2002
Investment Income:
 Dividends........................................................ $    256,042
 Interest.........................................................       49,487
                                                                   ------------
   Total Income...................................................      305,529
                                                                   ------------
Expenses:
 Advisory fees....................................................      205,533
 Management services fees.........................................       41,107
 Administration fees..............................................       12,044
 Administrative services fees.....................................       98,602
 Distribution fees................................................       68,511
 Custody fees.....................................................       72,617
 Fund accounting fees.............................................       23,632
 Transfer agent fees..............................................       31,273
 Other fees.......................................................       40,197
                                                                   ------------
 Total Expenses before waivers....................................      593,516
 Less Expenses waived by the Investment Advisor...................      (51,645)
                                                                   ------------
 Net Expenses.....................................................      541,871
                                                                   ------------
Net Investment Loss...............................................     (236,342)
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swaps contracts...........  (35,251,636)
 Net realized gains on futures contracts..........................   33,028,995
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swaps contracts.............   (7,545,366)
                                                                   ------------
   Net realized and unrealized losses on investments futures
    contracts and swaps contracts.................................   (9,768,007)
                                                                   ------------
Change in Net Assets Resulting from Operations.................... $(10,004,349)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


        Statements of Changes in Net
        Assets
                                          For the           For the
                                      six months ended    year ended
                                       June 30, 2002   December 31, 2001
                                      ---------------- -----------------
                                        (Unaudited)
       From Investment Activities:
       Operations:
        Net investment loss..........  $    (236,342)    $    (271,427)
        Net realized losses on
          investments and swaps
          contracts..................    (35,251,636)      (60,929,853)
        Net realized gains on
          futures contracts..........     33,028,995        49,580,534
        Net change in unrealized
          appreciation/(depreciation)
          on investments, futures
          contracts and swaps
          contracts..................     (7,545,366)        9,389,396
                                       -------------     -------------
        Change in net assets
          resulting from operations..    (10,004,349)       (2,231,350)
                                       -------------     -------------
       Capital Transactions:
        Proceeds from shares issued..    553,040,644       487,193,262
        Cost of shares redeemed......   (600,433,703)     (429,309,037)
                                       -------------     -------------
        Change in net assets
          resulting from capital
          transactions...............    (47,393,059)       57,884,225
                                       -------------     -------------
        Change in net assets.........    (57,397,408)       55,652,875
       Net Assets:
        Beginning of period..........     89,040,827        33,387,952
                                       -------------     -------------
        End of period................  $  31,643,419     $  89,040,827
                                       =============     =============
       Share Transactions:
        Issued.......................     21,534,611        19,355,893
        Redeemed.....................    (23,602,112)      (17,074,193)
                                       -------------     -------------
        Change in shares.............     (2,067,501)        2,281,700
                                       =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                   For the              For the              For the
                                               six months ended       year ended           year ended
                                                June 30, 2002      December 31, 2001    December 31, 2000
                                              ----------------     -----------------    -----------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.........   $     25.51           $     27.61          $     35.99
                                                -----------           -----------          -----------
 Net investment income/(loss)................         (0.11)/(b)/           (0.17)/(b)/          (0.04)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................         (3.17)                (1.93)               (7.90)
                                                -----------           -----------          -----------
 Total income/(loss) from investment
   operations................................         (3.28)                (2.10)               (7.94)
                                                -----------           -----------          -----------
Distributions to Shareholders From:
 Net investment income.......................            --                    --                (0.02)
 Net realized gains on investments and
   futures contracts.........................            --                    --                (0.42)
                                                -----------           -----------          -----------
 Total distributions.........................            --                    --                (0.44)
                                                -----------           -----------          -----------
Net Asset Value, End of Period...............   $     22.23           $     25.51          $     27.61
                                                ===========           ===========          ===========
Total Return.................................        (12.86)%/(c)/          (7.61)%             (22.14)%
Ratios/Supplemental Data:
Net assets, end of period....................   $31,643,419           $89,040,827          $33,387,952
Ratio of expenses to average net assets......          1.98%/(d)/            2.11%                1.95%
Ratio of net investment income/(loss) to
 average net assets..........................         (0.86)%/(d)/          (0.69)%              (0.12)%
Ratio of expenses to average net assets*.....          2.17%/(d)/            2.11%                2.24%
Portfolio turnover...........................           741%                  842%                1971%

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                 For the period
                                              October 18, 1999/(a)/
                                                    through
                                               December 31, 1999
                                              --------------------

Net Asset Value, Beginning of Period.........      $    30.00
                                                   ----------
 Net investment income/(loss)................            0.06
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................            5.93
                                                   ----------
 Total income/(loss) from investment
   operations................................            5.99
                                                   ----------
Distributions to Shareholders From:
 Net investment income.......................
 Net realized gains on investments and
   futures contracts.........................              --
                                                   ----------
 Total distributions.........................              --
                                                   ----------
Net Asset Value, End of Period...............      $    35.99
                                                   ==========
Total Return.................................           19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of period....................      $9,803,920
Ratio of expenses to average net assets......            1.70%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................            1.75%/(d)/
Ratio of expenses to average net assets*.....            2.53%/(d)/
Portfolio turnover...........................             686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
             (Unaudited)                            June 30, 2002


        Common Stocks (82.1%)
                                                       Shares   Value
                                                       ------ ----------
       Abgenix, Inc.*.................................  3,120 $   30,576
       ADC Telecommunications, Inc.*.................. 37,180     85,142
       Adobe Systems, Inc.............................  8,710    248,235
       Altera Corp.*.................................. 20,280    275,808
       Amazon.com, Inc.*..............................  9,360    152,100
       Amgen, Inc.*................................... 18,070    756,771
       Andrx Group*...................................  2,600     70,122
       Apollo Group, Inc.--Class A*...................  6,500    256,230
       Apple Computer, Inc.*.......................... 18,590    329,415
       Applied Materials, Inc.*....................... 31,850    605,787
       Applied Micro Circuits Corp.*.................. 13,130     62,105
       Atmel Corp.*................................... 13,130     82,194
       BEA Systems, Inc.*............................. 14,040    133,520
       Bed Bath & Beyond, Inc.*....................... 14,690    554,401
       Biogen, Inc.*..................................  6,890    285,453
       Biomet, Inc.................................... 13,520    366,663
       Broadcom Corp.--Class A*.......................  6,630    116,290
       Brocade Communications Systems, Inc.*..........  8,840    154,523
       CDW Computer Centers, Inc.*....................  3,380    158,218
       Cephalon, Inc.*................................  1,950     88,140
       Charter Communications, Inc.--Class A*......... 11,440     46,675
       Check Point Software Technologies, Ltd.*.......  8,970    121,633
       Chiron Corp.*.................................. 10,010    353,854
       CIENA Corp.*................................... 14,690     61,551
       Cintas Corp....................................  7,670    379,128
       Cisco Systems, Inc.*........................... 97,890  1,365,565
       Citrix Systems, Inc.*..........................  8,060     48,682
       Comcast Corp.--Special Class A*................ 16,770    399,796
       Compuware Corp.*...............................  8,580     52,081
       Comverse Technology, Inc.*.....................  7,280     67,413
       Concord EFS, Inc.*............................. 21,580    650,422
       Conexant Systems, Inc.*........................ 10,660     17,269
       Costco Wholesale Corp.*........................  8,970    346,421
       CYTYC Corp.*...................................  4,810     36,652
       Dell Computer Corp.*........................... 35,750    934,505
       Dollar Tree Stores, Inc.*......................  4,030    158,822
       eBay, Inc.*....................................  7,800    480,636
       EchoStar Communications Corp.--Class A*........  9,360    173,722
       Electronic Arts, Inc.*.........................  5,200    343,460
       Ericsson (LM) Telephone Co.--ADR*.............. 34,190     49,234
       Express Scripts, Inc.--Class A*................  2,730    136,800
       Fiserv, Inc.*..................................  8,970    329,289
       Flextronics International, Ltd.*............... 20,800    148,304
       Gemstar-TV Guide International, Inc.*.......... 16,250     87,588
       Genzyme Corp.--General Division*............... 10,010    192,592
       Gilead Sciences, Inc.*.........................  7,150    235,092
       Human Genome Sciences, Inc.*...................  4,810     64,454
       I2 Technologies, Inc.*......................... 17,160     25,397
       ICOS Corp.*....................................  2,210     37,482
       IDEC Pharmaceuticals Corp.*....................  6,240    221,208
       ImClone Systems, Inc.*.........................  2,860     24,868
       Immunex Corp.*................................. 28,340    633,115
       Integrated Device Technology, Inc.*............  3,770     68,388
       Intel Corp..................................... 87,620  1,600,818
       Intuit, Inc.*.................................. 10,010    497,697
       Invitrogen Corp.*..............................  1,820     58,258
       JDS Uniphase Corp.*............................ 53,690    143,352
       Juniper Networks, Inc.*........................  8,190     46,274

          Common Stocks, (continued)
                                                   Shares      Value
                                                  --------- -----------
         KLA-Tencor Corp.*.......................    8,580  $   377,434
         Linear Technology Corp..................   15,860      498,480
         Maxim Integrated Products, Inc.*........   16,900      647,777
         MedImmune, Inc.*........................   10,010      264,264
         Mercury Interactive Corp.*..............    3,380       77,605
         Microchip Technology, Inc.*.............    6,240      171,163
         Microsoft Corp.*........................   69,810    3,818,607
         Millennium Pharmaceuticals, Inc.*.......   11,570      140,576
         Molex, Inc..............................    3,640      122,049
         Network Appliance, Inc.*................   13,130      163,337
         Nextel Communications, Inc.--Class A*...   37,570      120,600
         Novellus Systems, Inc.*.................    5,590      190,060
         NVIDIA Corp.*...........................    6,110      104,970
         Oracle Corp.*...........................   85,670      811,295
         PACCAR, Inc.............................    4,810      213,516
         PanAmSat Corp.*.........................    7,540      170,404
         Paychex, Inc............................   13,260      414,905
         PeopleSoft, Inc.*.......................   16,380      243,734
         PMC-Sierra, Inc.*.......................    6,890       63,870
         Protein Design Labs, Inc.*..............    3,250       35,295
         QLogic Corp.*...........................    3,510      133,731
         Qualcomm, Inc.*.........................   34,710      954,177
         Rational Software Corp.*................    7,670       62,971
         RF Micro Devices, Inc.*.................    7,150       54,483
         Sanmina-SCI Corp.*......................   20,930      132,068
         Sepracor, Inc.*.........................    3,120       29,796
         Siebel Systems, Inc.*...................   20,800      295,776
         Skyworks Solutions, Inc.*...............    4,605       25,558
         Smurfit-Stone Container Corp.*..........    8,970      138,317
         Staples, Inc.*..........................   11,700      230,490
         Starbucks Corp.*........................   20,150      500,728
         Sun Microsystems, Inc.*.................   52,910      265,079
         Symantec Corp.*.........................    5,590      183,632
         Synopsys, Inc.*.........................    2,600      142,506
         Tellabs, Inc.*..........................    8,710       54,002
         TMP Worldwide, Inc.*....................    4,420       95,030
         USA Networks, Inc.*.....................   14,950      350,578
         VeriSign, Inc.*.........................    8,320       59,821
         Veritas Software Corp.*.................   15,600      308,724
         Vitesse Semiconductor Corp.*............    8,190       25,471
         WorldCom, Inc.--WorldCom Group*.........   49,120        6,877
         Xilinx, Inc.*...........................   16,640      373,235
         Yahoo!, Inc.*...........................   10,790      159,260
                                                            -----------
         TOTAL COMMON STOCKS.....................            28,682,441
                                                            -----------
          Federal Home Loan Bank (0.4%)
                                                  Principal
                                                   Amount
                                                  ---------
         Federal Home Loan Bank, 1.35%, 07/01/02. $126,000      125,986
                                                            -----------
         TOTAL FEDERAL HOME LOAN BANK............               125,986
                                                            -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
             (Unaudited)                            June 30, 2002

          Repurchase Agreement (15.7%)
                                                 Principal
                                                  Amount       Value
                                                 ---------- -----------
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with maturity value of
          $5,500,733 (Fully collateralized by
          various U.S. Government Securities)... $5,500,000 $ 5,500,000
                                                            -----------
         TOTAL REPURCHASE AGREEMENT.............              5,500,000
                                                            -----------
         TOTAL INVESTMENTS
           (Cost $33,462,684)/(a)/--(98.2%).....             34,308,427
         Other assets in excess of
          liabilities--(1.8%)...................                638,251
                                                            -----------
         NET ASSETS--100.0%.....................            $34,946,678
                                                            ===========

              Futures Contracts Purchased
                                                        Unrealized
                                              Contracts    Gain
                                              --------- ----------
             NASDAQ Future Contract expiring
              September 2002 (Underlying face
              amount at value $5,480,800)....    52      $25,339

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                       Unrealized
                        appreciation....... $ 3,261,255
                       Unrealized
                        depreciation.......  (2,415,512)
                                            -----------
                       Net unrealized
                        appreciation....... $   845,743
                                            ===========

ADR--American Depositary Receipt.

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                 Auto Manufacturers......................  0.6%
                 Biotechnology...........................  8.0%
                 Commercial Services.....................  3.8%
                 Computers...............................  6.6%
                 Electrical Components & Equipment.......  0.3%
                 Electronics.............................  0.8%
                 Health Care.............................  1.2%
                 Internet................................  3.7%
                 Media...................................  2.5%
                 Packaging & Containers..................  0.4%
                 Pharmaceuticals.........................  2.5%
                 Retail..................................  5.6%
                 Semiconductors.......................... 15.6%
                 Software................................ 19.8%
                 Telecommunications......................  9.6%
                 Textiles................................  1.1%
                 Other................................... 17.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC
(Unaudited)

 Statement of Assets and Liabilities
                                                      June 30, 2002
Assets:
  Investments, at value (cost $27,962,684)........... $  28,808,427
  Repurchase agreements, at amortized cost...........     5,500,000
                                                      -------------
   Total Investments.................................    34,308,427
  Cash...............................................       751,838
  Dividends and interest receivable..................           979
  Unrealized appreciation on swap contracts..........        19,918
  Prepaid expenses...................................           978
                                                      -------------
   Total Assets......................................    35,082,140
                                                      -------------
Liabilities:
  Advisory fees payable..............................        24,992
  Management services fees payable...................         2,168
  Administration fees payable........................         1,811
  Administrative services fees payable...............        58,744
  Distribution fees payable..........................        33,673
  Other accrued expenses.............................        14,074
                                                      -------------
   Total Liabilities.................................       135,462
                                                      -------------
Net Assets........................................... $  34,946,678
                                                      =============
Net Assets consist of:
  Capital............................................ $ 448,080,023
  Accumulated net investment loss....................      (539,733)
  Accumulated net realized losses on investments,
   futures contracts and swap contracts..............  (413,484,612)
  Net unrealized appreciation/(depreciation) on
   investments, futures contracts and
   swap contracts....................................       891,000
                                                      -------------
Net Assets........................................... $  34,946,678
                                                      =============
  Shares of Beneficial Interest Outstanding..........    17,938,343
                                                      =============
  Net Asset Value (offering and redemption price per
   share)............................................ $        1.95
                                                      =============

 Statement of Operations
                              For the six months ended June 30, 2002
Investment Income:
  Interest............................................. $     93,296
  Dividends............................................       20,305
                                                        ------------
   Total Income........................................      113,601
                                                        ------------
Expenses:
  Advisory fees........................................      259,632
  Management services fees.............................       51,927
  Administration fees..................................       14,581
  Administrative services fees.........................      127,210
  Distribution fees....................................       86,544
  Custody fees.........................................       36,443
  Fund accounting fees.................................       29,104
  Transfer agent fees..................................       35,401
  Other fees...........................................       51,303
                                                        ------------
   Total Expenses before waivers.......................      692,145
   Less Expenses waived by the Investment
    Advisor............................................       (8,040)
                                                        ------------
   Net Expenses........................................      684,105
                                                        ------------
Net Investment Loss....................................     (570,504)
                                                        ------------
Realized and Unrealized Losses on Investments:
  Net realized losses on investments and
   swap contracts......................................  (47,244,714)
  Net realized losses on futures contracts.............   (1,909,465)
  Net change in unrealized appreciation/(depreciation)
   on investments, futures contracts and
   swap contracts......................................   (8,850,588)
                                                        ------------
   Net realized and unrealized losses on
    investments, futures contracts and
    swap contracts.....................................  (58,004,767)
                                                        ------------
Change in Net Assets Resulting from Operations......... $(58,575,271)
                                                        ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statements of Changes in Net Assets
                                                                      For the           For the
                                                                  six months ended    year ended
                                                                   June 30, 2002   December 31, 2001
                                                                  ---------------- -----------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................  $    (570,504)    $  (1,375,804)
 Net realized losses on investments and swap contracts...........    (47,244,714)     (171,063,367)
 Net realized gains/(losses) on futures contracts................     (1,909,465)       25,813,670
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts.............     (8,850,588)       36,284,761
                                                                   -------------     -------------
 Change in net assets resulting from operations..................    (58,575,271)     (110,340,740)
                                                                   -------------     -------------
Capital Transactions:
 Proceeds from shares issued.....................................    432,945,293       401,093,771
 Cost of shares redeemed.........................................   (441,554,695)     (304,119,558)
                                                                   -------------     -------------
 Change in net assets resulting from capital transactions........     (8,609,402)       96,974,213
                                                                   -------------     -------------
 Change in net assets............................................    (67,184,673)      (13,366,527)
Net Assets:
 Beginning of period.............................................    102,131,351       115,497,878
                                                                   -------------     -------------
 End of period...................................................  $  34,946,678     $ 102,131,351
                                                                   =============     =============
Share Transactions:
 Issued..........................................................    112,503,326        67,747,393
 Redeemed........................................................   (115,721,500)      (54,069,370)
                                                                   -------------     -------------
 Change in shares................................................     (3,218,174)       13,678,023
                                                                   =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights
For a share of beneficial interest outstanding
throughout the periods indicated.
                                                                                                             For the period
                                                   For the              For the              For the      October 18, 1999/(a)/
                                               six months ended       year ended           year ended           through
                                                June 30, 2002      December 31, 2001    December 31, 2000  December 31, 1999
                                              ----------------     -----------------    ----------------- --------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.........   $      4.83          $      15.44         $      70.93        $     30.00
                                                -----------          ------------         ------------        -----------
 Net investment loss.........................         (0.03)/(b)/           (0.11)/(b)/          (0.40)             (0.06)
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts............................         (2.85)               (10.50)              (51.29)             40.99
                                                -----------          ------------         ------------        -----------
 Total income/(loss) from investment
   activities................................         (2.88)               (10.61)              (51.69)             40.93
                                                -----------          ------------         ------------        -----------
Distributions to Shareholders From:
 Net realized gains on investments and
   futures contracts.........................            --                    --                (3.80)                --
                                                -----------          ------------         ------------        -----------
 Total distributions.........................            --                    --                (3.80)                --
                                                -----------          ------------         ------------        -----------
Net Asset Value, End of Period...............   $      1.95          $       4.83         $      15.44        $     70.93
                                                ===========          ============         ============        ===========
Total Return.................................        (59.63)%/(c)/         (68.72)%             (73.37)%           136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of period....................   $34,946,678          $102,131,351         $115,497,878        $67,897,587
Ratio of expenses to average net assets......          1.98%/(d)/            1.95%                1.65%              1.65%/(d)/
Ratio of net investment loss to average net
 assets......................................         (1.66)%/(d)/          (1.60)%              (0.79)%            (0.77)%/(d)/
Ratio of expenses to average net assets*.....          2.00%/(d)/            1.95%                1.65%              1.97%/(d)/
Portfolio turnover...........................           415%/(c)/             465%                 683%               101%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bear                          Investments
             (Unaudited)                            June 30, 2002

         Options Purchased (7.9%)
                                                 Shares        Value
                                               ----------- ------------
        S&P 500 Call Option
         expiring July 2002 @1325.............          20 $        200
        S&P 500 July Call Option
         expiring July 2002 @ 1400............         320        3,200
        S&P 500 Put Option
         expiring August 2002 @ 1800..........          22    4,455,000
                                                           ------------
        TOTAL OPTIONS PURCHASED...............                4,458,400
                                                           ------------
         Federal Home Loan Bank (16.7%)
                                                Principal
                                                 Amount
                                               -----------
        Federal Home Loan Bank,
         1.60%, 07/10/02...................... $ 9,379,000    9,373,998
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         BANK.................................                9,373,998
                                                           ------------
         Federal Home Loan Mortgage Corporation (19.8%)
        Federal Home Loan Mortgage
         Corporation, 1.35%, 07/01/02.........   5,577,000    5,576,372
        Federal Home Loan Mortgage
         Corporation, 1.35%, 07/01/02.........   5,577,000    5,576,373
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION.................               11,152,745
                                                           ------------
         Federal National Mortgage Association (26.5%)
        Federal National Mortgage Association,
         1.35%, 07/01/02......................   5,577,000    5,576,373
        Federal National Mortgage Association,
         1.60%, 07/03/02......................   9,366,000    9,363,918
                                                           ------------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION.................               14,940,291
                                                           ------------
         Student Loan Marketing Association (9.9%)
        Student Loan Marketing Association,
         1.35%, 07/01/02......................   5,577,000    5,576,373
                                                           ------------
        TOTAL STUDENT LOAN
         MARKETING ASSOCIATION................                5,576,373
                                                           ------------
         U.S. Treasury Bills (16.7%)
        U.S. Treasury Bills, 1.30%, 07/05/02..   9,371,000    9,368,631
                                                           ------------
        TOTAL U.S. TREASURY BILLS.............                9,368,631
                                                           ------------
         Repurchase Agreement (22.4%)
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value
         of $12,603,680 (Fully collateralized
         by various U.S. Government
         Securities)..........................  12,602,000   12,602,000
                                                           ------------
        TOTAL REPURCHASE
         AGREEMENT............................               12,602,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $67,316,122)/(a)/--(119.9%)                   67,472,438
        Liabilities in excess of
         other assets--(-19.9%)...............              (11,212,579)
                                                           ------------
        NET ASSETS--(100.0%)..................             $ 56,259,859
                                                           ============

           Futures Contracts Sold
                                                            Unrealized
                                                  Contracts    Gain
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $99,000)..............      2     $ 2,330
          S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $62,370,00)...........    206     $75,395

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


                      Unrealized appreciation.. $ 449,580
                      Unrealized depreciation..  (293,264)
                                                ---------
                      Net unrealized
                       appreciation............ $ 156,316
                                                =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $54,714,122)...........  $54,870,438
        Repurchase agreement, at amortized cost............   12,602,000
                                                             -----------
         Total Investments.................................   67,472,438
        Cash...............................................      923,581
        Interest receivable................................        1,680
        Variation margin on futures contracts..............      149,600
        Prepaid expenses...................................        1,166
                                                             -----------
         Total Assets......................................   68,548,465
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed................   12,107,220
        Advisory fees payable..............................       41,311
        Management services fees payable...................        9,435
        Administration fees payable........................        3,032
        Administrative services fees payable...............       70,140
        Distribution fees payable..........................       37,310
        Other accrued expenses.............................       20,158
                                                             -----------
         Total Liabilities.................................   12,288,606
                                                             -----------
      Net Assets...........................................  $56,259,859
                                                             ===========
      Net Assets consist of:
        Capital............................................  $57,231,795
        Accumulated undistributed net investment income....       27,222
        Accumulated net realized losses on investments
         and futures contracts.............................   (1,233,199)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      234,041
                                                             -----------
      Net Assets...........................................  $56,259,859
                                                             ===========
        Shares of Beneficial Interest Outstanding..........    1,409,387
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................  $     39.92
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $    410,434
                                                             ------------
     Expenses:
       Advisory fees........................................      211,317
       Management services fees.............................       42,264
       Administration fees..................................       16,646
       Administrative services fees.........................      116,375
       Distribution fees....................................       70,439
       Custody fees.........................................       17,535
       Fund accounting fees.................................       20,136
       Transfer agent fees..................................       20,678
       Other fees...........................................       31,293
                                                             ------------
        Total Expenses......................................      546,683
                                                             ------------
     Net Investment Loss....................................     (136,249)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (31,645,308)
       Net realized gains on futures contracts..............   35,279,680
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................      418,241
                                                             ------------
        Net realized and unrealized gains on investments
         and futures contracts..............................    4,052,613
                                                             ------------
     Change in Net Assets Resulting from Operations......... $  3,916,364
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
 Net investment income/(loss).........................................  $    (136,249)     $     157,452
 Net realized losses on investments...................................    (31,645,308)       (38,522,278)
 Net realized gains on futures contracts..............................     35,279,680         33,654,707
 Net change in unrealized appreciation/(depreciation) on investments
   and futures contracts..............................................        418,241           (184,200)
                                                                        -------------      -------------
 Change in net assets resulting from operations.......................      3,916,364         (4,894,319)
                                                                        -------------      -------------
Capital Transactions:
 Proceeds from shares issued..........................................    947,251,179        425,796,658
 Cost of shares redeemed..............................................   (932,197,929)      (383,612,094)
                                                                        -------------      -------------
 Change in net assets resulting from capital transactions.............     15,053,250         42,184,564
                                                                        -------------      -------------
 Change in net assets.................................................     18,969,614         37,290,245
Net Assets:
 Beginning of period..................................................     37,290,245                 --
                                                                        -------------      -------------
 End of period........................................................  $  56,259,859      $  37,290,245
                                                                        =============      =============
Share Transactions:
 Issued...............................................................     25,703,478         12,150,320
 Redeemed.............................................................    (25,357,364)       (11,087,047)
                                                                        -------------      -------------
 Change in shares.....................................................        346,114          1,063,273
                                                                        =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                                     For the period
                                                 For the six      January 22, 2001/(a)/
                                                months ended            through
                                                June 30, 2002      December 31, 2001
                                              -------------       --------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.........  $     35.07            $     30.00
                                               -----------            -----------
Investment Activities:
 Net investment income/(loss)................        (0.09)/(b)/            0.26 /(b)/
 Net realized and unrealized gains on
   investments and futures contracts.........         4.94                  4.81 /(c)/
                                               -----------            -----------
 Total income from investment activities.....         4.85                   5.07
                                               -----------            -----------
Net Asset Value, End of Period...............  $     39.92            $     35.07
                                               ===========            ===========
Total Return.................................        13.83%/(d)/            16.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of period....................  $56,259,859            $37,290,245
Ratio of expenses to average net assets......         1.94%/(e)/             1.89%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................        (0.48)%/(e)/            0.77%/(e)/
Portfolio turnover...........................           --                   1144%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Money Market                  Investments
             (Unaudited)                            June 30, 2002


 Federal Home Loan Bank (23.7%)
                                                   Principal
                                                    Amount      Value
                                                   ---------- ----------
Federal Home Loan Bank, 1.35%, 07/01/02........... $3,583,000 $3,583,000
Federal Home Loan Bank, 1.60%, 07/10/02...........  6,038,000  6,035,585
                                                              ----------
TOTAL FEDERAL HOME LOAN BANK......................             9,618,585
                                                              ----------
 Federal Home Loan Mortgage Corporation (8.9%)
Federal Home Loan Mortgage Corporation, 1.35%,
 07/01/02.........................................  3,583,000  3,583,000
                                                              ----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION......             3,583,000
                                                              ----------
 Federal National Mortgage Association (23.8%)
Federal National Mortgage Association, 1.35%,
 07/01/02.........................................  3,583,000  3,583,000
Federal National Mortgage Association, 1.60%,
 07/03/02.........................................  6,036,000  6,035,463
                                                              ----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.......             9,618,463
                                                              ----------
 Student Loan Marketing Association (8.9%)
Student Loan Marketing Association, 1.35%,
 07/01/02.........................................  3,583,000  3,583,000
                                                              ----------
TOTAL STUDENT LOAN MARKETING ASSOCIATION..........             3,583,000
                                                              ----------

 U.S. Treasury Bills (14.9%)
                                                   Principal
                                                    Amount       Value
                                                   ---------- -----------
U.S. Treasury Bills, 1.30%, 07/05/02.............. $6,036,000 $ 6,035,128
                                                              -----------
TOTAL U.S. TREASURY BILLS.........................              6,035,128
                                                              -----------
 Repurchase Agreement (20.0%)
State Street Bank, 1.60%, 07/01/02, dated
 06/28/02, with maturity value of
 $8,109,081 (Fully collateralized by various U.S.
 Government Securities)...........................  8,108,000   8,108,000
                                                              -----------
TOTAL REPURCHASE AGREEMENT........................              8,108,000
                                                              -----------
TOTAL INVESTMENTS (Amortized Cost
 $40,546,176)/(a)/  --(100.2%)....................             40,546,176
Liabilities in excess of other assets --(-0.2)%...                (73,256)
                                                              -----------
NET ASSETS--(100.0%)..............................            $40,472,920
                                                              ===========

------
/(a)/Represents cost for federal income tax purposes.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at amortized cost..................... $32,438,176
         Repurchase agreement, at amortized cost............   8,108,000
                                                             -----------
          Total Investments.................................  40,546,176
         Cash...............................................         891
         Interest receivable................................       1,081
         Prepaid expenses...................................         753
                                                             -----------
          Total Assets......................................  40,548,901
                                                             -----------
       Liabilities:
         Dividends payable..................................       1,451
         Advisory fees payable..............................      26,508
         Management services fees payable...................       5,302
         Administration fees payable........................       1,941
         Distribution fees payable..........................      27,309
         Other accrued expenses.............................      13,470
                                                             -----------
          Total Liabilities.................................      75,981
                                                             -----------
       Net Assets........................................... $40,472,920
                                                             ===========
       Net Assets consist of:
         Capital............................................ $40,473,124
         Accumulated distributions in excess of net
          investment income.................................        (204)
                                                             -----------
       Net Assets........................................... $40,472,920
                                                             ===========
         Shares of Beneficial Interest Outstanding..........  40,473,124
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $      1.00
                                                             ===========

              Statement of Operations
                             For the six months ended June 30, 2002
             Investment Income:
              Interest.................................... $385,824
                                                           --------
             Expenses:
              Advisory fees...............................  178,968
              Management services fees....................   35,794
              Administration fees.........................    9,412
              Distribution fees...........................   59,656
              Custody fees................................   10,556
              Fund accounting fees........................    9,294
              Transfer agent fees.........................    8,265
              Other fees..................................   16,991
                                                           --------
                Total Expenses............................  328,936
                                                           --------
             Net Investment Income........................   56,888
                                                           --------
             Change in Net Assets Resulting from
              Operations.................................. $ 56,888
                                                           ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market


 Statements of Changes in Net Assets
                                                                                For the period
                                                                For the      October 29, 2001/(a)/
                                                            six months ended       through
                                                             June 30, 2002    December 31, 2001
                                                            ---------------- --------------------
                                                              (Unaudited)
From Investment Activities:
Operations:
  Net investment income.................................... $        56,888    $        11,679
                                                            ---------------    ---------------
  Change in net assets resulting from operations...........          56,888             11,679
                                                            ---------------    ---------------
Distributions to Shareholders From:
  Net investment income....................................         (57,092)           (11,679)
                                                            ---------------    ---------------
  Change in net assets resulting from distributions........         (57,092)           (11,679)
                                                            ---------------    ---------------
Capital Transactions:
  Proceeds from shares issued..............................   4,615,041,854      1,063,390,445
  Dividends reinvested.....................................          55,846             11,679
  Cost of shares redeemed..................................  (4,635,604,230)    (1,002,422,470)
                                                            ---------------    ---------------
  Change in net assets resulting from capital transactions.     (20,506,530)        60,979,654
                                                            ---------------    ---------------
  Change in net assets.....................................     (20,506,734)        60,979,654
Net Assets:
  Beginning of period......................................      60,979,654                 --
                                                            ---------------    ---------------
  End of period............................................ $    40,472,920    $    60,979,654
                                                            ===============    ===============
Share Transactions:
  Issued...................................................   4,615,041,854      1,063,390,445
  Reinvested...............................................          55,846             11,679
  Redeemed.................................................  (4,635,604,230)    (1,002,422,470)
                                                            ---------------    ---------------
  Change in shares.........................................     (20,506,530)        60,979,654
                                                            ===============    ===============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                          For the period
                                                       For the         October 29, 2001/(a)/
                                                   six months ended          through
                                                    June 30, 2002       December 31, 2001
                                                   ----------------    --------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............   $     1.000           $     1.000
                                                     -----------           -----------
Investment Activities:
 Net investment income............................         0.001                 0.001
                                                     -----------           -----------
Distributions to Shareholders From:
 Net investment income............................        (0.001)               (0.001)
                                                     -----------           -----------
Net Asset Value, End of Period....................   $     1.000           $     1.000
                                                     ===========           ===========
Total Return......................................          0.11%/(b)/            0.08%/(b)/
Ratios/Supplemental Data:
Net assets, end of period.........................   $40,472,920           $60,979,654
Ratio of expenses to average net assets...........          1.38%/(c)/            1.60%/(c)/
Ratio of net investment income to average net
 assets...........................................          0.24%/(c)/            0.27%/(c)/

------
/(a)/Commencement of operations.
/(b)/Not annualized.
/(c)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)


1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-two separately managed series, seventy-four of which are operational as of June 30, 2002. These accompanying financial statements relate to the following portfolios:
   ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear and ProFund VP Money Market (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP UltraMid-Cap commenced operations on May 1, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP (other than the ProFund VP Money Market) that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

   For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)



   Short Sales

   The ProFund VP Bear may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use by the ProFund VP. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.


   At June 30, 2002, the following swap contracts were outstanding and were collateralized by assets of each particular ProFund VP:

                                               Notional   Termination        Return          Unrealized
                                                Amount       Date           Benchmark       Appreciation
                                              ----------- ----------- --------------------- ------------
ProFund VP UltraMid-Cap...................... $ 3,471,827  07/01/02   S&P Mid Cap 400 Index   $ 81,635
ProFund VP UltraSmall-Cap....................  34,970,404  07/01/02   Russell 2000 Index       298,105
ProFund VP UltraOTC..........................  35,890,507  07/01/02   NASDAQ-100 Index          19,918

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP (other than the ProFund VP Money Market) intends to declare and distribute to its shareholders annually all of the year's net investment income. The ProFund VP Money Market ordinarily declares dividends of net investment income (and net short-term capital gains, if any) on a daily basis and distributes such dividends to shareholders on a monthly basis. Net realized capital gains, if any, will be distributed annually.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)



   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Tax

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee based on the following schedule of average net assets: 0.05% of average daily net assets from $0 to $2 billion, 0.04% on the next $3 billion of average daily net assets, 0.03% on the next $5 billion of average daily net assets, and 0.02% of average daily net assets over $10 billion. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse expenses of the ProFunds VP for the period ending June 30, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund VP are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending June 30, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                         Expires 2005
                                                         ------------
           ProFund VP Bull Plus.........................   $11,436
           ProFund VP UltraSmall-Cap....................    51,645
           ProFund VP UltraOTC..........................     8,040


                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)



4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002 were as follows:

                                                 Purchases      Sales
                                                ------------ ------------
       ProFund VP Bull Plus.................... $330,917,536 $315,767,990
       ProFund VP UltraMid-Cap.................   50,966,518   47,926,819
       ProFund VP UltraSmall-Cap...............  325,187,662  373,500,008
       ProFund VP UltraOTC.....................  243,246,987  285,621,838